DoubleLine Flexible Income Fund

Schedule of Investments

June 30, 2019 (Unaudited)

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
Asset Backed Obligations - 4.3%
3,066,451	Castlelake Aircraft Securitization Trust, Series 2018-1-B	5.30%	^	06/15/2043	3,157,270
2,928,214	Castlelake Aircraft Securitization Trust, Series 2019-1A-C	6.90%	^	04/15/2039	2,965,101
80,867	Citi Held For Asset Issuance, Series 2015-PM1-C	5.01%	^	12/15/2021	80,919
1,275,867	ECAF Ltd., Series 2015-1A-A2	4.95%	^	06/15/2040	1,316,058
6,250,000	ExteNet Issuer LLC, Series 2019-1A-C	5.22%	^	07/26/2049	6,263,181
4,551,458	Harley Marine Financing LLC, Series 2018-1A-A2	5.68%	^	05/15/2043	3,787,978
5,047,058	Helios Issuer LLC, Series 2017-1A-A	4.94%	^	09/20/2049	5,296,739
2,000,000	Horizon Aircraft Finance Ltd., Series 2019-1-C	6.90%	^	07/15/2039	2,014,976
1,965,000	Jimmy Johns Funding LLC, Series 2017-1A-A2II	4.85%	^	07/30/2047	2,063,114
1,229,999	JOL Air Ltd., Series 2019-1-B	4.95%	^	04/15/2044	1,223,101
549,628	Marlette Funding Trust, Series 2018-1A-A	2.61%	^	03/15/2028	549,427
5,365,000	Mosaic Solar Loan Trust, Series 2018-1A-C	0.00%	^P/O	06/22/2043	4,441,545
79,946	SoFi Consumer Loan Program Trust, Series 2016-2-A	3.09%	^	10/27/2025	80,342
519,861	SoFi Consumer Loan Program Trust, Series 2017-1-A	3.28%	^	01/26/2026	524,148
500,000	SoFi Consumer Loan Program Trust, Series 2017-1-B	4.73%	#^	01/26/2026	520,964
551,370	SoFi Consumer Loan Program Trust, Series 2017-2-A	3.28%	^	02/25/2026	555,243
129,448	SoFi Consumer Loan Program Trust, Series 2017-5-A1	2.14%	^	09/25/2026	129,372
1,000,000	SoFi Consumer Loan Program Trust, Series 2017-5-A2	2.78%	^	09/25/2026	1,002,145
276,484	SoFi Consumer Loan Program Trust, Series 2018-1-A1	2.55%	^	02/25/2027	276,368
282,312	SoFi Consumer Loan Program Trust, Series 2018-2-A1	2.93%	^	04/26/2027	282,652
531,278	Springleaf Funding Trust, Series 2016-AA-A	2.90%	^	11/15/2029	531,861
2,000,000	Springleaf Funding Trust, Series 2017-AA-A	2.68%	^	07/15/2030	2,004,830
2,940,000	Taco Bell Funding LLC, Series 2016-1A-A2II	4.38%	^	05/25/2046	2,991,692
5,629,247	TAL Advantage LLC, Series 2017-1A-A	4.50%	^	04/20/2042	5,759,915
4,940,463	Vivint Colar Financing LLC, Series 2018-1A-A	4.73%	^	04/30/2048	5,241,930
1,449,260	Willis Engine Structured Trust, Series 2018-A-A	4.75%	^§	09/15/2043	1,511,375
5,087,500	Zephyrus Capital Aviation Partners Ltd., Series 2018-1-A	4.61%	^	10/15/2038	5,121,601

Total Asset Backed Obligations (Cost $59,245,681)					59,693,847

Bank Loans - 7.6%
59,700	8th Avenue Food & Provisions, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.75%)	6.17%		10/01/2025	59,839
218,880	Acadia Healthcare Company, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.50%)	4.90%		02/16/2023	218,197
300,571	Access CIG, LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.75%)	6.19%		02/27/2025	299,539
219,450	Achilles Acquisition LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.00%)	6.44%		10/13/2025	219,724
998,853	Acrisure, LLC, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.25%, 1.00% Floor)	6.77%		11/22/2023	996,151
235,000	Agiliti Health, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.00%)	5.50%		01/05/2026	234,706
433,326	Air Medical Group Holdings, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.25%, 1.00% Floor)	5.64%		04/28/2022	409,339
492,660	Air Methods Corporation, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.50%, 1.00% Floor)	5.83%		04/22/2024	403,365
109,900	Albertson’s LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.00%)	5.40%		11/17/2025	109,488
332,456	Albertson’s LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.00%, 0.75% Floor)	5.40%		06/22/2023	332,539
204,388	Alera Group Intermediate Holdings, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.50%)	6.90%		08/01/2025	204,517
480,150	Aleris International, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.75%)	7.15%		02/27/2023	481,350
161,022	AlixPartners, LLP, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.75%, 1.00% Floor)	5.15%		04/04/2024	160,866
260,000	Alliant Holdings Intermediate LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.25%)	5.66%		05/09/2025	256,967
318,468	Allied Universal Holdco LLC, Senior Secured First Lien Term Loan	6.57%	±	06/27/2026	317,672
31,532	Allied Universal Holdco LLC, Senior Secured First Lien Term Loan	6.57%	±	06/27/2026	31,453
759,788	Allied Universal Holdco LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.75%, 1.00% Floor)	6.15%		07/28/2022	759,472
14,925	Allied Universal Holdco LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.25%, 1.00% Floor)	6.65%		07/28/2022	14,927
121,409	Almonde, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.50%, 1.00% Floor)	5.90%		06/13/2024	118,509
159,677	Almonde, Inc., Senior Secured Second Lien Term Loan (3 Month LIBOR USD + 7.25%, 1.00% Floor)	9.65%		06/16/2025	158,812
606,615	Alterra Mountain Company, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.00%, 1.00% Floor)	5.40%		07/31/2024	605,384
160,000	American Airlines, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.00%)	4.39%		12/15/2023	157,729
305,559	American Renal Holdings, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.25%)	7.90%		06/21/2024	306,228
328,408	American Tire Distributors, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 7.50%, 1.00% Floor, 8.00% PIK)	9.98%		09/02/2024	308,704
421,801	Applied Systems, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.00%, 1.00% Floor)	5.33%		09/19/2024	418,901
405,000	Aramark Services, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 1.75%)	4.08%		03/11/2025	404,241
295,305	Arctic Glacier U.S.A., Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.50%, 1.00% Floor)	5.90%		03/20/2024	295,029
206,842	Ascend Learning, LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.00%, 1.00% Floor)	5.40%		07/12/2024	204,321
998,006	AssuredPartners, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.25%)	5.90%		10/22/2024	989,897
392,549	Asurion, LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.00%)	5.40%		11/03/2023	392,233
219,167	Asurion, LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.00%)	5.40%		11/04/2024	218,999
280,000	Asurion, LLC, Senior Secured Second Lien Term Loan (1 Month LIBOR USD + 6.50%)	8.90%		08/04/2025	284,522
738,150	Athenahealth, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.50%)	7.05%		02/11/2026	737,689
493,763	Auris Luxembourg III Sarl, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.75%)	6.15%		02/27/2026	495,367
371,808	Avantor, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.75%, 1.00% Floor)	5.40%		11/21/2024	373,784
550,519	Avaya, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.25%)	6.65%		12/16/2024	527,810
114,129	Bass Pro Group, LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 5.00%, 0.75% Floor)	7.40%		09/25/2024	109,254
370,313	Bausch Health Companies Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.75%)	5.16%		11/27/2025	368,578
127,008	Bausch Health Companies Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.00%)	5.41%		06/02/2025	127,101
465,300	BCP Renaissance Parent L.L.C., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.50%, 1.00% Floor)	6.08%		10/31/2024	464,844
510,000	Berry Global Group, Inc., Senior Secured First Lien Term Loan	5.06%	±	05/15/2026	507,131
53,400	Berry Global Group, Inc., Senior Secured First Lien Term Loan (2 Month LIBOR USD + 2.00%)	4.41%		10/01/2022	53,102
669,674	BJ’s Wholesale Club, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.00%)	5.16%		02/02/2024	671,137
651,193	Blackhawk Network Holdings Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.00%)	5.40%		06/16/2025	647,328
435,000	Blackstone CQP Holdco LP, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.50%)	5.89%		06/07/2024	435,979
285,754	Boxer Parent Company, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.25%)	6.58%		10/02/2025	271,109
	Brand Energy & Infrastructure Services Inc, Senior Secured First Lien Term Loan
143,596	(3 Month LIBOR USD + 4.25%, 1.00% Floor)	6.84%		06/21/2024	139,108
2,761	(3 Month LIBOR USD + 4.25%, 1.00% Floor)	6.58%		06/21/2024	2,675
129,789	(2 Month LIBOR USD + 4.25%, 1.00% Floor)	6.73%		06/21/2024	125,733
673,200	Brazos Delaware II, LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.00%)	6.38%		05/21/2025	634,491
	Bright Bidco B.V., Senior Secured First Lien Term Loan
266,468	(3 Month LIBOR USD + 3.50%, 1.00% Floor)	5.83%		06/28/2024	190,192
131,246	(1 Month LIBOR USD + 3.50%, 1.00% Floor)	5.90%		06/28/2024	93,676
32,000	Brookfield WEC Holdings Inc., Senior Secured First Lien Term Loan	5.82%	±	08/01/2025	32,000
260,446	Brookfield WEC Holdings Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.75%, 0.75% Floor)	5.90%		08/01/2025	260,428
1,057,296	Burger King Restaurant Brands, Guaranteed Senior Secured 1st Lien Term Loan (1 Month LIBOR USD + 2.25%, 1.00% Floor)	4.65%		02/16/2024	1,051,132
430,000	Calpine Corporation, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 2.75%)	5.08%		04/06/2026	429,867
729,734	Canyon Valor Companies, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 2.75%)	5.08%		06/16/2023	726,542
71,170	Capital Automotive L.P., Senior Secured Second Lien Term Loan (1 Month LIBOR USD + 6.00%, 1.00% Floor)	8.41%		03/24/2025	71,593
768,319	Capri Acquisitions BidCo Limited, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.25%)	5.83%		11/01/2024	755,257
434,563	Catalent Pharma Solutions, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.25%)	4.65%		05/18/2026	435,106
296,503	CBS Radio Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.75%)	5.15%		11/18/2024	296,627
531,731	Cengage Learning, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.25%, 1.00% Floor)	6.65%		06/07/2023	511,095
293,888	CEOC, LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.00%)	4.40%		10/04/2024	291,822
609,775	Change Healthcare Holdings, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.75%, 1.00% Floor)	5.15%		03/01/2024	606,120
85,000	Charter NEX US, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.50%)	5.90%		05/16/2024	84,883
615,283	CHG Healthcare Services, Inc, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.00%, 1.00% Floor)	5.40%		06/07/2023	613,028
663,300	CHG PPC Parent LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.75%)	5.15%		03/31/2025	659,572
500,864	Cincinnati Bell Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.25%, 1.00% Floor)	5.65%		10/02/2024	498,778
528,805	ClubCorp Holdings, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 2.75%)	5.08%		09/18/2024	492,783
495,000	CommScope, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.25%)	5.65%		04/03/2026	494,257
294,082	Compass Power Generation, L.L.C., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.50%, 1.00% Floor)	5.90%		12/20/2024	294,964
121,349	Concentra, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.75%)	5.21%		06/01/2022	121,652
286,691	Covia Holdings Corporation, Senior Secured First Lien Term Loan (1 Week LIBOR USD + 3.75%, 1.00% Floor)	6.60%		06/02/2025	233,038
380,009	CPI Holdco, LLC, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.50%, 1.00% Floor)	6.08%		03/21/2024	380,246
94,525	CPM Holdings, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.75%)	6.15%		11/17/2025	93,501
134,663	CSC Holdings, LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.25%)	4.64%		01/15/2026	132,727
623,410	CSC Holdings, LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.25%)	4.64%		07/17/2025	614,495
310,000	CSC Holdings, LLC, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.00%)	5.39%		04/15/2027	310,852
636,859	CSM Bakery Solutions LLC, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.00%, 1.00% Floor)	6.59%		07/03/2020	608,519
867,406	Cvent, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.75%, 1.00% Floor)	6.15%		11/29/2024	858,731
	CVS Holdings I, LP, Senior Secured First Lien Term Loan
361,218	(1 Month LIBOR USD + 2.75%, 1.00% Floor)	5.16%		02/06/2025	361,217
44,645	(3 Month LIBOR USD + 2.75%, 1.00% Floor)	5.07%		02/06/2025	44,645
528,224	Cyxtera DC Holdings, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.00%, 1.00% Floor)	5.42%		05/01/2024	493,562
66,930	Cyxtera DC Holdings, Inc., Senior Secured Second Lien Term Loan (3 Month LIBOR USD + 7.25%, 1.00% Floor)	9.67%		05/01/2025	58,636
618,139	Deerfield Holdings Corporation, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.25%, 1.00% Floor)	5.65%		02/13/2025	600,699
1,056,548	Dell International L.L.C., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.00%, 0.75% Floor)	4.41%		09/07/2023	1,052,370
293,428	Delta 2 SARL, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.50%, 1.00% Floor)	4.90%		02/01/2024	287,853
548,862	DentalCorp Perfect Smile ULC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.75%, 1.00% Floor)	6.15%		06/06/2025	543,203
68,857	DexKo Global Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.50%, 1.00% Floor)	5.90%		07/24/2024	68,713
221,440	Digicel International Finance Ltd, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.25%)	5.78%		05/27/2024	194,203
54,196	Dynasty Acquisition Company, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.00%)	6.33%		04/06/2026	54,496
100,804	Dynasty Acquisition Company, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.00%)	6.33%		04/06/2026	101,362
97,750	Dynatrace LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.25%)	5.40%		08/22/2025	97,713
324,188	E.W. Scripps Company, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.75%)	5.15%		05/01/2026	323,985
626,639	EAB Global, Inc., Senior Secured First Lien Term Loan (6 Month LIBOR USD + 3.75%, 1.00% Floor)	6.38%		11/15/2024	622,331
574,670	Edgewater Generation, L.L.C., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.75%)	6.15%		12/12/2025	574,431
468,159	EG America LLC, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.00%)	6.33%		02/06/2025	461,039
187,625	EG Group Limited, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.00%)	6.33%		02/07/2025	184,771
282,030	Envision Healthcare Corporation, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.75%)	6.15%		10/10/2025	249,949
1,024,032	Equian Buyer Corporation, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.25%, 1.00% Floor)	5.65%		05/20/2024	1,024,416
400,088	Equinox Holdings, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.00%, 1.00% Floor)	5.40%		03/08/2024	399,506
249,249	ESH Hospitality, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.00%)	4.40%		08/30/2023	249,192
720,593	Excelitas Technologies Corporation, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.50%, 1.00% Floor)	5.83%		12/02/2024	719,692
73,711	Exgen Renewables IV, LLC, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.00%, 1.00% Floor)	5.53%		11/29/2024	70,717
396,268	Filtration Group Corporation, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.00%)	5.40%		03/31/2025	396,090
550,931	Financial & Risk US Holdings, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.75%)	6.15%		10/01/2025	535,177
615,000	First Data Corporation, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.00%)	4.40%		04/26/2024	615,000
150,385	Flexential Intermediate Corporation, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.50%)	5.83%		08/01/2024	138,543
721,413	Flexera Software LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.25%, 1.00% Floor)	5.91%		02/26/2025	720,288
761,423	Foresight Energy LLC, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 5.75%, 1.00% Floor)	8.27%		03/28/2022	627,222
393,025	Forest City Enterprises, L.P., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.00%)	6.40%		12/08/2025	395,153
463,035	Forterra Finance, LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.00%, 1.00% Floor)	5.40%		10/25/2023	428,629
215,070	Frontdoor, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.50%)	4.94%		08/18/2025	215,070
529,803	Frontera Generation Holdings LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.25%, 1.00% Floor)	6.66%		05/02/2025	518,322
1,018,744	Garda World Security Corporation, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.50%, 1.00% Floor)	8.00%		05/24/2024	1,013,860
845,896	Gates Global LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.75%, 1.00% Floor)	5.15%		04/01/2024	842,195
175,000	Gavilan Resources, LLC, Senior Secured Second Lien Term Loan (1 Month LIBOR USD + 6.00%, 1.00% Floor)	8.40%		03/01/2024	93,625
616,186	Genesys Telecommunications Laboratories, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.25%)	5.65%		12/01/2023	609,929
823,385	Gentiva Health Services, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.75%)	6.19%		07/02/2025	825,189
255,000	Gentiva Health Services, Inc., Senior Secured Second Lien Term Loan (1 Month LIBOR USD + 7.00%)	11.50%		07/02/2026	258,187
219,199	Getty Images, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.50%)	6.94%		02/19/2026	218,468
387,623	Go Daddy Operating Company, LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.00%)	4.40%		02/15/2024	388,059
384,387	GOBP Holdings, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.75%)	6.14%		10/22/2025	384,749
482,156	GoodRX, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.00%)	5.14%		10/10/2025	479,219
659,081	GrafTech Finance, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.50%, 1.00% Floor)	5.90%		02/12/2025	648,370
1,077,293	Gray Television, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.50%)	4.93%		01/02/2026	1,077,563
708,289	GTT Communications, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.75%)	5.15%		06/02/2025	636,663
	Gulf Finance, LLC, Senior Secured First Lien Term Loan
248,759	(3 Month LIBOR USD + 5.25%, 1.00% Floor)	7.58%		08/25/2023	204,500
423,563	(1 Month LIBOR USD + 5.25%, 1.00% Floor)	7.69%		08/25/2023	348,202
414,900	Harbor Freight Tools USA, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.50%, 0.75% Floor)	4.90%		08/18/2023	404,979
853,458	Hayward Industries, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.50%)	5.90%		08/05/2024	837,455
415,000	HC Group Holdings, Inc., Senior Secured First Lien Term Loan	7.06%	±	05/22/2026	414,481
175,000	Hexion, Inc., Senior Secured First Lien Term Loan	5.82%	±	06/27/2026	175,219
735,000	Hilton Worldwide Finance LLC, Senior Secured First Lien Term Loan	4.15%	±	06/22/2026	736,253
764,058	Hyland Software, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.50%, 0.75% Floor)	5.65%		07/01/2024	760,000
106,771	Hyland Software, Inc., Senior Secured Second Lien Term Loan (1 Month LIBOR USD + 7.00%, 0.75% Floor)	9.40%		07/07/2025	107,528
100,000	IAA Spinco, Inc., Senior Secured First Lien Term Loan	4.78%	±	05/22/2026	100,500
215,000	IHeartCommunications, Inc., Senior Secured First Lien Term Loan	6.58%	±	05/01/2026	215,521
600,539	Informatica LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.25%)	5.65%		08/05/2022	601,791
930,000	Intelsat Jackson Holdings S.A., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.75%, 1.00% Floor)	6.15%		11/30/2023	921,718
334,475	ION Trading Technologies S.a.R.L, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.00%, 1.00% Floor)	6.65%		11/21/2024	325,216
1,056,312	IQVIA Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 2.00%)	4.33%		01/17/2025	1,056,645
769,922	IRB Holding Corporation, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.25%, 1.00% Floor)	5.64%		02/05/2025	761,441
260,123	IRI Holdings, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.50%)	7.02%		12/01/2025	260,068
394,034	Jaguar Holding Company II, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.50%, 1.00% Floor)	4.90%		08/18/2022	392,333
544,075	JBS USA Lux S.A., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.50%)	4.90%		05/01/2026	543,920
437,030	Jo-Ann Stores, LLC, Senior Secured First Lien Term Loan (6 Month LIBOR USD + 5.00%, 1.00% Floor)	7.59%		10/20/2023	396,970
274,200	KAR Auction Services, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 2.50%)	4.88%		03/09/2023	274,329
622,250	KBR, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.75%)	6.15%		04/25/2025	624,002
407,420	Kenan Advantage Group, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.00%, 1.00% Floor)	5.40%		08/01/2022	394,519
421,813	Kindred Healthcare, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 5.00%)	7.44%		07/02/2025	417,594
363,137	Klockner-Pentaplast of America, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.25%, 1.00% Floor)	6.65%		06/30/2022	323,373
639,338	Kronos Acquisition Holdings Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.00%, 1.00% Floor)	6.40%		05/15/2023	604,574
395,634	Kronos Incorporated, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.00%, 1.00% Floor)	5.58%		11/01/2023	395,264
427,739	Learfield Communications LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.25%, 1.00% Floor)	5.66%		12/01/2023	428,811
160,000	Level 3 Financing, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.25%)	4.65%		02/22/2024	158,940
394,310	Life Time Fitness, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 2.75%, 1.00% Floor)	5.27%		06/10/2022	393,213
247,380	Lions Gate Capital Holdings LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.25%)	4.65%		03/24/2025	246,246
675,000	Lower Cadence Holdings LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.00%)	6.40%		05/22/2026	672,610
404,875	Lucid Energy Group II Borrower, LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.00%, 1.00% Floor)	5.40%		02/18/2025	387,670
104,726	Mavis Tire Express Services Corporation, Senior Secured First Lien Delayed-Draw Term Loan	5.57%	±&	03/20/2025	102,981
824,936	Mavis Tire Express Services Corporation, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.25%)	5.65%		03/20/2025	811,189
309,690	McDermott International, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 5.00%, 1.00% Floor)	7.40%		05/12/2025	305,070
231,495	Meredith Corporation, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.75%)	5.15%		01/31/2025	231,603
410,000	Messer Industries, L.L.C., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 2.50%)	5.10%		03/02/2026	405,004
368,367	MGM Growth Properties Operating Partnership LP, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.00%)	4.40%		03/21/2025	366,555
699,146	Milacron LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.50%)	4.90%		09/28/2023	681,667
817,950	Millennium Trust Company, LLC, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 5.00%)	7.40%		03/27/2026	806,360
8,333	Mister Car Wash Holdings, Inc., Senior Secured First Lien Term Loan	5.82%	±&	05/14/2026	8,315
166,667	Mister Car Wash Holdings, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.50%)	5.90%		05/14/2026	166,302
878,047	Mitchell International, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.25%)	5.65%		11/29/2024	840,260
620,081	MLN US HoldCo LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.50%)	6.90%		11/28/2025	594,245
169,887	Monitronics International, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 5.50%, 1.00% Floor)	10.00%	D	09/30/2022	162,303
384,130	MPH Acquisition Holdings LLC, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 2.75%, 1.00% Floor)	5.35%		06/07/2023	368,285
89,550	NEP Group, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.25%)	5.65%		10/20/2025	89,508
65,000	NEP Group, Inc., Senior Secured Second Lien Term Loan (1 Month LIBOR USD + 7.00%)	9.40%		10/19/2026	64,675
420,000	Nexstar Broadcasting, Inc., Senior Secured First Lien Term Loan	5.07%	±	06/20/2026	418,950
329,236	Numericable U.S. LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.00%)	6.39%		08/14/2026	322,993
99,500	Outcomes Group Holdings, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.50%)	6.02%		10/24/2025	98,381
548,987	Panther BF Aggregator 2 LP, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.50%)	5.90%		04/30/2026	545,729
402,432	Parexel International Corporation, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.75%)	5.15%		09/27/2024	386,479
125,000	PCI Gaming Authority, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.00%)	5.40%		05/29/2026	125,351
94,762	Penn National Gaming, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.25%, 0.75% Floor)	4.65%		10/15/2025	94,540
383,714	PetSmart, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.00%, 1.00% Floor)	6.67%		03/11/2022	374,541
157,841	Phoenix Services International LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.75%, 1.00% Floor)	6.16%		03/03/2025	156,460
308,299	Pike Corporation, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.50%, 1.00% Floor)	5.91%		03/21/2025	309,098
911,985	Pisces Midco, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.75%)	6.35%		04/12/2025	888,806
594,184	Plantronics, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.50%)	4.90%		07/02/2025	591,463
638,462	Playa Resorts Holding B.V., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.75%, 1.00% Floor)	5.15%		04/29/2024	613,402
396,445	PODS, LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.75%, 1.00% Floor)	5.16%		12/06/2024	391,324
110,100	Polar US Borrower, LLC, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.75%)	7.35%		10/15/2025	108,862
524,514	PowerTeam Services, LLC, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.25%, 1.00% Floor)	5.58%		03/06/2025	497,307
194,513	Prairie ECI Acquiror LP, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.75%)	7.08%		03/11/2026	195,728
619,489	Prime Security Services Borrower, LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.75%, 1.00% Floor)	5.15%		05/02/2022	616,033
444,029	Pro Mach Group, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.00%)	5.14%		03/07/2025	428,674
484,194	Project Alpha Intermediate Holding, Inc., Senior Secured First Lien Term Loan (6 Month LIBOR USD + 3.50%, 1.00% Floor)	6.37%		04/26/2024	470,879
274,298	Radiate Holdco, LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.00%, 0.75% Floor)	5.40%		02/01/2024	268,453
	Radiology Partners, Inc., Senior Secured First Lien Term Loan
434,807	(3 Month LIBOR USD + 4.75%)	7.34%		07/09/2025	434,740
286,973	(6 Month LIBOR USD + 4.75%)	7.39%		07/09/2025	286,928
60,873	(4 Month LIBOR USD + 4.75%)	7.39%		07/09/2025	60,864
86,961	(1 Month LIBOR USD + 4.75%)	7.34%		07/09/2025	86,948
492,525	RegionalCare Hospital Partners Holdings, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.50%)	6.90%		11/14/2025	490,456
878,855	Renaissance Holding Corporation, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.25%)	5.73%		06/02/2025	854,867
485,616	RentPath, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.75%, 1.00% Floor)	7.16%		12/17/2021	287,206
474,516	Reynolds Group Holdings, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.75%)	5.15%		02/06/2023	471,678
257,553	RPI Finance Trust, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.00%)	4.40%		03/27/2023	258,117
	Scientific Games International, Inc., Senior Secured First Lien Term Loan
352,736	(2 Month LIBOR USD + 2.75%)	5.23%		08/14/2024	347,862
82,741	(1 Month LIBOR USD + 2.75%)	5.15%		08/14/2024	81,597
599,966	SCS Holdings I Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.25%, 1.00% Floor)	6.65%		10/31/2022	604,091
587,472	Securus Technologies Holdings, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.50%, 1.00% Floor)	6.83%		11/01/2024	548,308
867,308	Sedgwick Claims Management Services, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.25%)	5.65%		12/31/2025	856,697
623,555	Select Medical Corporation, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.50%)	4.85%		03/01/2021	622,389
657,286	Severin Acquisition, LLC, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.25%)	5.82%		08/01/2025	649,790
546,629	SIWF Holdings, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.25%)	6.65%		06/13/2025	543,212
340,000	Six Flags Theme Parks, Inc., Senior Secured First Lien Term Loan	4.41%	±	04/17/2026	340,743
265,808	SMG US Midco 2, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.00%)	5.40%		01/23/2025	264,813
612,060	Solenis International, L.P., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.00%)	6.52%		06/26/2025	605,633
367,458	Solera, LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.75%)	5.15%		03/03/2023	365,221
627,482	Sophia, L.P., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.25%, 1.00% Floor)	5.85%		09/30/2022	626,463
644,493	Sound Inpatient Physicians, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.75%)	5.15%		06/27/2025	644,593
	Southern Graphics Inc., Senior Secured First Lien Term Loan
211,116	(2 Month LIBOR USD + 3.25%)	5.69%		12/30/2022	177,207
187,216	(2 Month LIBOR USD + 3.25%)	5.65%		12/30/2022	157,145
327,519	Speedcast International Limited, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 2.75%)	5.08%		05/15/2025	323,834
653,329	Sprint Communications, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.50%, 0.75% Floor)	4.94%		02/02/2024	644,617
451,544	SS&C Technologies, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.25%)	4.65%		04/16/2025	450,539
440,000	Staples, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 5.00%)	7.60%		04/16/2026	423,430
612,779	Starfruit US Holdco LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.25%)	5.67%		10/01/2025	604,736
209,643	Stars Group Holdings B.V., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.50%)	5.83%		07/10/2025	209,949
437,229	Syncreon Global Finance Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.25%, 1.00% Floor)	6.83%	Ω	10/28/2020	253,593
	TAMKO Building Products LLC, Senior Secured First Lien Term Loan
120,350	(3 Month LIBOR USD + 3.25%)	5.58%		05/29/2026	120,196
24,650	(1 Month LIBOR USD + 3.25%)	5.65%		05/29/2026	24,619
423,927	Telesat Canada, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 2.50%, 0.75% Floor)	4.83%		11/17/2023	419,866
1,090,720	Tempo Acquisition, LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.00%)	5.40%		05/01/2024	1,087,993
149,489	Tenneco, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.75%)	5.40%		10/01/2025	138,427
430,000	The Dun & Bradstreet Corporation, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 5.00%)	7.40%		02/06/2026	430,673
324,575	The Edelman Financial Center, LLC, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.25%)	5.64%		07/21/2025	323,996
60,000	The Edelman Financial Center, LLC, Senior Secured Second Lien Term Loan (3 Month LIBOR USD + 6.75%)	9.14%		07/20/2026	60,450
330,589	Titan Acquisition Limited, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.00%)	5.40%		03/28/2025	316,492
617,941	TKC Holdings, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.75%, 1.00% Floor)	6.16%		02/01/2023	606,159
300,901	Transdigm, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.50%)	4.83%		05/30/2025	294,475
687,552	Transdigm, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.50%)	4.83%		06/09/2023	676,060
341,550	Travel Leaders Group, LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.00%)	6.38%		01/25/2024	342,687
235,000	Travelport Finance SARL, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 5.00%)	7.54%		05/29/2026	221,707
274,840	Traverse Midstream Partners LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.00%, 1.00% Floor)	6.59%		09/27/2024	272,483
14,165	U.S. Silica Company, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.00%, 1.00% Floor)	6.44%		05/01/2025	13,340
635,188	Uber Technologies, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.00%, 1.00% Floor)	6.41%		04/04/2025	636,379
697,923	UFC Holdings LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.25%)	5.66%		04/30/2026	697,487
180,000	Ultimate Software Group, Senior Secured First Lien Term Loan (2 Month LIBOR USD + 3.75%)	6.08%		05/04/2026	180,581
255,348	Ultra Resources, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.00%, 1.00% Floor, 0.25% PIK)	6.15%		04/12/2024	197,468
144,631	US Anesthesia Partners, Inc., Senior Secured 1st Lien Term Loan	5.32%	±	06/23/2024	141,979
278,330	USIC Holdings, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.25%, 1.00% Floor)	5.40%		12/08/2023	276,534
	Vantage Specialty Chemicals, Inc., Senior Secured First Lien Term Loan
7,694	(2 Month LIBOR USD + 3.50%, 1.00% Floor)	5.98%		10/28/2024	7,607
100,021	(1 Month LIBOR USD + 3.50%, 1.00% Floor)	5.90%		10/28/2024	98,896
84,633	(3 Month LIBOR USD + 3.50%, 1.00% Floor)	6.02%		10/28/2024	83,681
222,265	VeriFone Systems, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.00%)	6.52%		08/20/2025	216,153
734,450	Verscend Holding Corporation, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.50%)	6.90%		08/27/2025	736,404
537,934	Vertafore, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.25%)	5.65%		07/02/2025	518,544
380,000	VICI Properties 1 LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.00%)	4.40%		12/20/2024	376,200
160,000	Victory Capital Holdings, Inc., Senior Secured First Lien Term Loan	5.57%	±	07/01/2026	160,300
110,000	Virgin Media Bristol LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.50%)	4.89%		01/15/2026	109,725
	Vistra Operations Company LLC, Senior Secured First Lien Term Loan
287,829	(1 Month LIBOR USD + 2.00%)	4.39%		12/31/2025	287,866
402,960	(1 Month LIBOR USD + 2.00%)	4.40%		12/31/2025	403,012
28,783	(3 Month LIBOR USD + 2.00%)	4.33%		12/31/2025	28,787
84,788	Vizient, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.75%)	5.15%		05/06/2026	84,924
305,000	Wand NewCo 3, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.50%)	5.92%		02/05/2026	305,525
397,383	Wink Holdco, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.00%, 1.00% Floor)	5.40%		12/02/2024	389,634
651,570	WP CPP Holdings, LLC, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.75%, 1.00% Floor)	6.34%		04/30/2025	651,570

Total Bank Loans (Cost $106,474,382)					104,524,399

Collateralized Loan Obligations - 15.8%
250,000	Adams Mill Ltd., Series 2014-1A-D1 (3 Month LIBOR USD + 3.50%)	6.10%	^	07/15/2026	250,080
2,500,000	AIMCO, Series 2015-AA-DR (3 Month LIBOR USD + 2.45%, 2.45% Floor)	5.05%	^	01/15/2028	2,487,446
2,250,000	ALM LLC, Series 2015-12A-C1R2 (3 Month LIBOR USD + 2.65%, 2.65% Floor)	5.25%	^	04/16/2027	2,213,702
2,000,000	Apidos Ltd., Series 2013-12A-DR (3 Month LIBOR USD + 2.60%)	5.20%	^	04/15/2031	1,890,095
1,500,000	Apidos Ltd., Series 2015-21A-CR (3 Month LIBOR USD + 2.45%, 2.45% Floor)	5.05%	^	07/18/2027	1,470,750
2,500,000	Apidos Ltd., Series 2016-24A-CR (3 Month LIBOR USD + 3.05%)	5.64%	^	10/20/2030	2,454,344
2,500,000	Apidos Ltd., Series 2018-29A-C (3 Month LIBOR USD + 2.75%)	5.33%	^	07/25/2030	2,390,129
2,500,000	Atrium Corporation, Series 13A-D (3 Month LIBOR USD + 2.70%)	5.29%	^	11/21/2030	2,401,569
1,000,000	Atrium Corporation, Series 14A-D (3 Month LIBOR USD + 2.95%, 2.95% Floor)	5.55%	^	08/23/2030	976,396
3,000,000	Atrium Corporation, Series 9A-DR (3 Month LIBOR USD + 3.60%)	6.12%	^	05/28/2030	3,002,024
1,500,000	Babson Ltd., Series 2015-2A-DR (3 Month LIBOR USD + 2.95%)	5.54%	^	10/20/2030	1,466,515
1,737,500	Babson Ltd., Series 2015-2A-ER (3 Month LIBOR USD + 6.45%)	9.04%	^	10/20/2030	1,698,326
4,000,000	Barings Ltd., Series 2018-3A-D (3 Month LIBOR USD + 2.90%)	5.49%	^	07/20/2029	3,904,894
2,000,000	Barings Ltd., Series 2019-2A-C (3 Month LIBOR USD + 3.85%, 3.85% Floor)	6.29%	^	04/15/2031	2,007,883
3,770,000	BlueMountain Ltd., Series 2013-2A-DR (3 Month LIBOR USD + 2.90%)	5.49%	^	10/22/2030	3,640,283
1,750,000	BlueMountain Ltd., Series 2015-2A-DR (3 Month LIBOR USD + 2.75%, 2.75% Floor)	5.35%	^	07/18/2027	1,735,272
500,000	BlueMountain Ltd., Series 2015-3A-CR (3 Month LIBOR USD + 2.60%)	5.19%	^	04/20/2031	472,661
750,000	BlueMountain Ltd., Series 2016-2A-C (3 Month LIBOR USD + 4.10%)	6.62%	^	08/20/2028	751,180
1,000,000	BlueMountain Ltd., Series 2016-3A-DR (3 Month LIBOR USD + 3.10%, 3.10% Floor)	5.62%	^	11/15/2030	977,191
1,000,000	BlueMountain Ltd., Series 2017-2A-C (3 Month LIBOR USD + 3.00%)	5.59%	^	10/20/2030	978,916
5,500,000	California Street LP, Series 2012-9A-AR (3 Month LIBOR USD + 1.45%)	4.05%	^	10/16/2028	5,502,551
2,000,000	California Street LP, Series 2012-9A-DR (3 Month LIBOR USD + 3.96%)	6.56%	^	10/16/2028	2,001,083
2,000,000	California Street LP, Series 2012-9A-ER (3 Month LIBOR USD + 7.18%)	9.78%	^	10/16/2028	2,002,595
2,000,000	Canyon Capital Ltd., Series 2012-1RA-D (3 Month LIBOR USD + 3.00%)	5.60%	^	07/15/2030	1,937,778
2,000,000	Canyon Capital Ltd., Series 2014-1A-CR (3 Month LIBOR USD + 2.75%, 2.75% Floor)	5.33%	^	01/30/2031	1,880,158
2,000,000	Canyon Capital Ltd., Series 2014-2A-DR (3 Month LIBOR USD + 3.65%)	6.25%	^	04/15/2029	2,000,795
2,500,000	Canyon Capital Ltd., Series 2018-1A-D (3 Month LIBOR USD + 2.90%, 2.90% Floor)	5.50%	^	07/15/2031	2,425,573
1,250,000	Carlyle Global Market Strategies Ltd., Series 2013-2A-DR (3 Month LIBOR USD + 2.40%)	5.00%	^	01/18/2029	1,203,256
1,500,000	Chenango Park Ltd., Series 2018-1A-C (3 Month LIBOR USD + 3.00%, 3.00% Floor)	5.60%	^	04/15/2030	1,457,671
3,000,000	CVP Ltd., Series 2017-1A-A (3 Month LIBOR USD + 1.34%)	3.93%	^	07/20/2030	3,007,723
2,500,000	Dryden Senior Loan Fund, Series 2013-28A-B1LR (3 Month LIBOR USD + 3.15%)	5.67%	^	08/15/2030	2,482,657
3,900,000	Dryden Senior Loan Fund, Series 2014-33A-DR2 (3 Month LIBOR USD + 3.85%, 3.85% Floor)	6.45%	^	04/15/2029	3,912,442
3,000,000	Dryden Senior Loan Fund, Series 2015-37A-DR (3 Month LIBOR USD + 2.50%, 2.50% Floor)	5.10%	^	01/15/2031	2,851,421
1,000,000	Dryden Senior Loan Fund, Series 2016-45A-DR (3 Month LIBOR USD + 3.15%, 3.15% Floor)	5.75%	^	10/15/2030	993,047
1,000,000	Dryden Senior Loan Fund, Series 2017-50A-D (3 Month LIBOR USD + 3.25%)	5.85%	^	07/15/2030	1,001,321
4,000,000	GoldenTree Loan Management Ltd., Series 2017-1A-D (3 Month LIBOR USD + 3.35%)	5.94%	^	04/20/2029	4,010,535
5,500,000	GoldenTree Loan Management Ltd., Series 2017-2A-D (3 Month LIBOR USD + 2.65%)	5.24%	^	11/28/2030	5,279,917
2,500,000	GoldenTree Loan Opportunities Ltd., Series 2016-12A-DR (3 Month LIBOR USD + 2.90%)	5.49%	^	07/21/2030	2,437,648
1,500,000	Greenwood Park Ltd., Series 2018-1A-D (3 Month LIBOR USD + 2.50%)	5.10%	^	04/15/2031	1,417,238
250,000	Halcyon Loan Advisors Funding Ltd., Series 2013-2A-C (3 Month LIBOR USD + 2.70%)	5.28%	^	08/01/2025	250,099
250,000	Halcyon Loan Advisors Funding Ltd., Series 2014-2A-D (3 Month LIBOR USD + 5.00%)	7.58%	^	04/28/2025	234,592
2,000,000	Highbridge Loan Management Ltd., Series 2013-2A-CR (3 Month LIBOR USD + 2.90%)	5.49%	^	10/20/2029	1,901,879
2,500,000	HPS Loan Management Ltd., Series 11A-17-A (3 Month LIBOR USD + 1.26%)	3.83%	^	05/06/2030	2,505,961
1,500,000	HPS Loan Management Ltd., Series 13A-18-D (3 Month LIBOR USD + 3.00%, 3.00% Floor)	5.60%	^	10/15/2030	1,443,568
3,175,000	LCM LP, Series 14A-DR (3 Month LIBOR USD + 2.75%)	5.34%	^	07/20/2031	3,028,182
1,250,000	LCM LP, Series 19A-E2 (3 Month LIBOR USD + 5.70%, 5.70% Floor)	8.30%	^	07/15/2027	1,209,508
2,000,000	LCM LP, Series 20A-DR (3 Month LIBOR USD + 2.80%, 2.80% Floor)	5.39%	^	10/20/2027	1,980,882
5,000,000	LCM LP, Series 26A-D (3 Month LIBOR USD + 2.50%, 2.50% Floor)	5.09%	^	01/20/2031	4,695,275
1,500,000	LCM LP, Series 27A-D (3 Month LIBOR USD + 2.95%)	5.55%	^	07/16/2031	1,451,504
1,000,000	Madison Park Funding Ltd., Series 2014-15A-CR (3 Month LIBOR USD + 3.45%)	6.03%	^	01/27/2026	1,000,580
2,500,000	Madison Park Funding Ltd., Series 2014-15A-DR (3 Month LIBOR USD + 5.44%)	8.02%	^	01/27/2026	2,496,413
1,000,000	Madison Park Funding Ltd., Series 2015-16A-D (3 Month LIBOR USD + 5.50%)	8.09%	^	04/20/2026	1,001,951
500,000	Madison Park Funding Ltd., Series 2015-18A-DR (3 Month LIBOR USD + 2.95%)	5.54%	^	10/21/2030	485,477
3,000,000	Madison Park Funding Ltd., Series 2017-25A-C (3 Month LIBOR USD + 3.60%)	6.18%	^	04/25/2029	3,001,187
1,000,000	Madison Park Funding Ltd., Series 2018-30A-D (3 Month LIBOR USD + 2.50%, 2.50% Floor)	5.10%	^	04/15/2029	970,000
250,000	Magnetite Ltd., Series 2014-9A-BR (3 Month LIBOR USD + 2.00%)	4.58%	^	07/25/2026	250,162
3,500,000	Magnetite Ltd., Series 2018-20A-D (3 Month LIBOR USD + 2.50%)	5.09%	^	04/20/2031	3,325,113
1,000,000	Marathon Ltd., Series 2017-9A-A2 (3 Month LIBOR USD + 1.75%)	4.35%	^	04/15/2029	1,000,582
6,500,000	Marble Point Ltd., Series 2019-1A-B (3 Month LIBOR USD + 2.15%)	4.59%	^	07/23/2032	6,502,277
1,000,000	Milos Ltd., Series 2017-1A-D (3 Month LIBOR USD + 3.40%)	5.99%	^	10/20/2030	991,566
1,000,000	Myers Park Ltd., Series 2018-1A-D (3 Month LIBOR USD + 3.05%, 3.05% Floor)	5.64%	^	10/20/2030	984,084
1,000,000	Neuberger Berman Loan Advisers Ltd., Series 2016-21A-DR (3 Month LIBOR USD + 2.40%, 2.40% Floor)	4.99%	^	04/20/2027	965,138
4,000,000	Neuberger Berman Loan Advisers Ltd., Series 2017-16SA-D (3 Month LIBOR USD + 2.50%)	5.10%	^	01/15/2028	3,940,894
1,500,000	Neuberger Berman Loan Advisers Ltd., Series 2017-25A-D (3 Month LIBOR USD + 3.25%)	5.85%	^	10/18/2029	1,486,310
1,000,000	Neuberger Berman Loan Advisers Ltd., Series 2017-26A-D (3 Month LIBOR USD + 2.65%, 2.65% Floor)	5.25%	^	10/18/2030	948,535
1,500,000	Neuberger Berman Loan Advisers Ltd., Series 2018-28A-D (3 Month LIBOR USD + 2.85%)	5.44%	^	04/20/2030	1,442,653
2,000,000	Newark BSL Ltd., Series 2016-1A-C (3 Month LIBOR USD + 4.00%)	6.58%	^	12/21/2029	2,001,345
4,500,000	Octagon Investment Partners Ltd., Series 2012-1A-CR (3 Month LIBOR USD + 4.00%)	6.60%	^	07/15/2029	4,502,103
500,000	Octagon Investment Partners Ltd., Series 2014-1A-CRR (3 Month LIBOR USD + 3.95%, 3.95% Floor)	6.48%	^	02/14/2031	504,842
2,500,000	Octagon Investment Partners Ltd., Series 2017-1A-C (3 Month LIBOR USD + 3.50%)	6.09%	^	03/17/2030	2,501,946
2,000,000	Octagon Investment Partners Ltd., Series 2017-1A-D (3 Month LIBOR USD + 3.70%)	6.29%	^	07/20/2030	2,001,038
1,250,000	Octagon Investment Partners Ltd., Series 2017-1A-D (3 Month LIBOR USD + 6.20%)	8.79%	^	03/17/2030	1,232,168
4,000,000	Octagon Investment Partners Ltd., Series 2018-1A-C (3 Month LIBOR USD + 2.60%, 2.60% Floor)	5.19%	^	01/20/2031	3,830,595
3,000,000	Octagon Investment Partners Ltd., Series 2018-2A-C (3 Month LIBOR USD + 2.85%)	5.43%	^	07/25/2030	2,901,697
1,000,000	OHA Credit Funding Ltd., Series 2018-1A-D (3 Month LIBOR USD + 3.05%, 3.05% Floor)	5.64%	^	10/20/2030	977,124
3,000,000	RRAM Ltd., Series 2018-4A-C (3 Month LIBOR USD + 2.95%)	5.55%	^	04/15/2030	2,927,597
3,500,000	Stewart Park Ltd., Series 2015-1A-DR (3 Month LIBOR USD + 2.60%, 2.60% Floor)	5.20%	^	01/15/2030	3,336,947
500,000	Symphony Ltd., Series 2014-14A-D2 (3 Month LIBOR USD + 3.60%)	6.20%	^	07/14/2026	500,704
1,500,000	Symphony Ltd., Series 2015-16A-DR (3 Month LIBOR USD + 3.05%, 3.05% Floor)	5.65%	^	10/15/2031	1,478,708
1,000,000	Symphony Ltd., Series 2016-17A-DR (3 Month LIBOR USD + 2.65%)	5.25%	^	04/15/2028	982,545
3,000,000	Thacher Park Ltd., Series 2014-1A-D1R (3 Month LIBOR USD + 3.40%)	5.99%	^	10/20/2026	3,004,408
6,000,000	Trimaran CAVU LLC, Series 2019-1A-B (3 Month LIBOR USD + 2.20%, 2.20% Floor)	4.67%	^	07/20/2032	6,003,386
5,000,000	Venture Ltd., Series 2018-34A-A (3 Month LIBOR USD + 1.23%, 1.23% Floor)	3.83%	^	10/15/2031	4,975,000
3,900,000	Voya Ltd., Series 2013-1A-CR (3 Month LIBOR USD + 2.95%)	5.55%	^	10/15/2030	3,779,129
1,500,000	Voya Ltd., Series 2017-3A-C (3 Month LIBOR USD + 3.55%)	6.14%	^	07/20/2030	1,500,669
1,000,000	Westcott Park Ltd., Series 2016-1A-DR (3 Month LIBOR USD + 3.25%)	5.72%	^	07/20/2028	998,508
3,750,000	Wind River Ltd., Series 2012-1A-DR (3 Month LIBOR USD + 4.10%)	6.70%	^	01/15/2026	3,747,404
2,000,000	Wind River Ltd., Series 2013-2A-E1R (3 Month LIBOR USD + 6.75%)	9.35%	^	10/18/2030	1,949,400
2,000,000	Wind River Ltd., Series 2014-1A-DRR (3 Month LIBOR USD + 3.00%, 3.00% Floor)	5.60%	^	07/18/2031	1,903,334
4,000,000	Wind River Ltd., Series 2014-2A-DR (3 Month LIBOR USD + 2.90%, 2.90% Floor)	5.50%	^	01/15/2031	3,900,000
2,000,000	Wind River Ltd., Series 2014-2A-ER (3 Month LIBOR USD + 5.75%, 5.75% Floor)	8.35%	^	01/15/2031	1,810,000
7,975,000	Wind River Ltd., Series 2015-2A-ER (3 Month LIBOR USD + 5.55%)	8.15%	^	10/15/2027	7,905,137
3,500,000	Wind River Ltd., Series 2016-1A-DR (3 Month LIBOR USD + 2.85%)	5.45%	^	07/15/2028	3,316,722
2,000,000	Wind River Ltd., Series 2017-1A-D (3 Month LIBOR USD + 3.75%)	6.35%	^	04/18/2029	2,002,759
1,750,000	Wind River Ltd., Series 2017-1A-E (3 Month LIBOR USD + 6.42%)	9.02%	^	04/18/2029	1,709,014
1,500,000	Wind River Ltd., Series 2017-4A-D (3 Month LIBOR USD + 2.65%)	5.17%	^	11/20/2030	1,437,642
1,500,000	Wind River Ltd., Series 2018-1A-D (3 Month LIBOR USD + 2.90%)	5.50%	^	07/15/2030	1,422,464
3,500,000	Wind River Ltd., Series 2018-2A-D (3 Month LIBOR USD + 3.00%)	5.60%	^	07/15/2030	3,347,283

Total Collateralized Loan Obligations (Cost $223,452,371)					218,861,055

Foreign Corporate Bonds - 16.2%
300,000	Adani Ports & Special Economic Zone Ltd.	3.50%		07/29/2020	301,968
1,200,000	Adani Ports & Special Economic Zone Ltd.	3.95%		01/19/2022	1,224,762
550,000	Adecoagro S.A.	6.00%		09/21/2027	528,000
500,000	AES Andres B.V.	7.95%	^	05/11/2026	543,130
2,200,000	AES Dominicana	7.95%		05/11/2026	2,389,772
900,000	AES Gener S.A. (5 Year Swap Rate USD + 4.64%)	7.13%		03/26/2079	961,434
1,800,000	AES Gener S.A. (5 Year Swap Rate USD + 4.64%)	7.13%	^	03/26/2079	1,922,868
1,250,000	AI Candelaria Spain SLU	7.50%		12/15/2028	1,378,125
650,000	AI Candelaria Spain SLU	7.50%	^	12/15/2028	716,625
270,000	Aker BP ASA	4.75%	^	06/15/2024	278,964
720,000	Alcoa Nederland Holding B.V.	6.13%	^	05/15/2028	754,200
415,000	Altice France S.A.	7.38%	^	05/01/2026	426,413
200,000	Altice Luxembourg S.A.	7.75%	^	05/15/2022	203,750
705,000	Ardagh Packaging Finance, Inc.	6.00%	^	02/15/2025	731,437
400,000	Avation Capital S.A.	6.50%	^	05/15/2021	411,000
448,000	Avolon Holdings Funding Ltd.	5.13%	^	10/01/2023	475,758
615,000	Avolon Holdings Funding Ltd.	5.25%	^	05/15/2024	657,066
3,200,000	Banco BTG Pactual S.A. (5 Year CMT Rate + 5.26%)	7.75%	^	02/15/2029	3,348,000
300,000	Banco BTG Pactual S.A. (5 Year CMT Rate + 6.98%)	8.75%	†	09/18/2019	303,750
200,000	Banco de Bogota S.A.	6.25%		05/12/2026	221,252
1,000,000	Banco de Credito e Inversiones	4.00%		02/11/2023	1,048,373
650,000	Banco de Reservas de la Republica Dominicana	7.00%		02/01/2023	672,757
200,000	Banco de Reservas de la Republica Dominicana	7.00%	^	02/01/2023	207,002
3,900,000	Banco do Brasil S.A. (10 Year CMT Rate + 4.40%)	6.25%	†	04/15/2024	3,721,575
350,000	Banco General S.A.	4.13%		08/07/2027	355,254
300,000	Banco GNB Sudameris S.A. (5 Year CMT Rate + 4.56%)	6.50%		04/03/2027	316,578
2,100,000	Banco Macro S.A. (5 Year Swap Rate USD + 5.46%)	6.75%		11/04/2026	1,827,021
200,000	Banco Macro S.A. (5 Year Swap Rate USD + 5.46%)	6.75%	^	11/04/2026	174,002
2,400,000	Banco Mercantil del Norte S.A. (10 Year CMT Rate + 5.35%)	7.63%	†	01/10/2028	2,466,000
700,000	Banco Mercantil del Norte S.A. (5 Year CMT Rate + 4.45%)	5.75%		10/04/2031	685,132
1,200,000	Banco Mercantil del Norte S.A. (5 Year CMT Rate + 5.04%)	6.88%	†	07/06/2022	1,220,940
1,450,000	Banco Santander (5 Year CMT Rate + 3.00%)	5.95%	^	10/01/2028	1,537,014
1,000,000	Bancolombia S.A. (5 Year CMT Rate + 2.93%)	4.88%		10/18/2027	1,026,880
200,000	Banistmo S.A.	3.65%	^	09/19/2022	201,250
300,000	BBVA Banco Continental S.A.	5.00%		08/26/2022	318,378
4,400,000	BBVA Bancomer S.A. (5 Year CMT Rate + 2.65%)	5.13%		01/18/2033	4,250,400
200,000	BBVA Bancomer S.A. (5 Year CMT Rate + 3.00%)	5.35%		11/12/2029	197,702
500,000	BBVA Colombia S.A.	4.88%		04/21/2025	526,880
300,000	BDO Unibank, Inc.	2.63%		10/24/2021	299,509
3,150,000	BDO Unibank, Inc.	2.95%		03/06/2023	3,151,305
2,200,000	Bharti Airtel Ltd.	5.13%		03/11/2023	2,314,608
2,200,000	Bharti Airtel Ltd.	4.38%		06/10/2025	2,225,929
320,000	Bombardier, Inc.	6.00%	^	10/15/2022	322,973
265,000	Bombardier, Inc.	7.88%	^	04/15/2027	265,994
2,400,000	BPRL International Singapore Pte Ltd.	4.38%		01/18/2027	2,504,049
200,000	Braskem Finance Ltd.	6.45%		02/03/2024	221,552
1,200,000	C&W Senior Financing DAC	7.50%	^	10/15/2026	1,254,000
3,260,000	C&W Senior Financing DAC	6.88%		09/15/2027	3,382,576
540,000	Camelot Finance S.A.	7.88%	^	10/15/2024	569,025
2,950,000	Canacol Energy Ltd.	7.25%		05/03/2025	3,082,750
300,000	Canacol Energy Ltd.	7.25%	^	05/03/2025	313,500
800,000	Celulosa Arauco y Constitucion S.A.	5.50%	^	04/30/2049	845,000
1,000,000	CIMPOR Financial Operations B.V.	5.75%		07/17/2024	881,250
800,000	CK Hutchison International Ltd.	3.50%	^	04/05/2027	827,168
2,000,000	CNOOC Finance Ltd.	3.50%		05/05/2025	2,063,692
600,000	CNPC General Capital Ltd.	3.95%		04/19/2022	620,948
400,000	Colombia Telecomunicaciones S.A. (5 Year Swap Rate USD + 6.96%)	8.50%	†	03/30/2020	416,604
1,000,000	Comcel Trust	6.88%		02/06/2024	1,036,875
4,241,250	Cometa Energia S.A. de C.V.	6.38%		04/24/2035	4,379,091
1,100,000	Controladora Mabe S.A. de C.V.	5.60%		10/23/2028	1,156,375
400,000	Cosan Overseas Ltd.	8.25%	†	08/05/2019	415,000
200,000	Cosan Overseas Ltd.	7.00%		01/20/2027	218,750
1,400,000	Credito Real S.A.B. de C.V.	9.50%	^	02/07/2026	1,547,000
1,650,000	Credito Real S.A.B. de C.V. (5 Year CMT Rate + 7.03%)	9.13%	†	11/29/2022	1,676,004
950,000	CSN Islands Corporation	7.00%	†	09/23/2019	862,125
1,000,000	CSN Resources S.A.	7.63%		02/13/2023	1,058,750
1,600,000	CSN Resources S.A.	7.63%	^	04/17/2026	1,701,336
3,300,000	DBS Group Holdings Ltd. (5 Year Swap Rate USD + 2.39%)	3.60%	†	09/07/2021	3,303,300
300,000	Delek & Avner Tamar Bond Ltd.	5.08%	^	12/30/2023	308,973
520,000	Delek & Avner Tamar Bond Ltd.	5.41%	^	12/30/2025	539,466
300,000	Digicel Group Ltd.	8.25%	^	09/30/2022	67,500
2,008,556	Digicel Group Two Ltd. (7.13% Cash + 2.00% PIK)	9.13%	^	04/01/2024	431,839
800,000	ECL S.A.	5.63%		01/15/2021	836,124
345,000	eG Global Finance PLC	6.75%	^	02/07/2025	343,172
200,000	El Puerto de Liverpool S.A.B. de C.V.	3.88%		10/06/2026	197,852
1,344,000	Embotelladora Andina S.A.	5.00%		10/01/2023	1,447,732
1,300,000	Empresa de Transmision Electrica S.A.	5.13%	^	05/02/2049	1,424,800
347,800	Empresa Electrica Angamos S.A.	4.88%		05/25/2029	364,213
1,600,000	Empresa Electrica Guacolda S.A.	4.56%		04/30/2025	1,505,322
1,070,502	ENA Norte Trust	4.95%		04/25/2023	1,107,970
1,000,000	Energuate Trust	5.88%		05/03/2027	1,026,250
1,600,000	ENTEL Chile S.A.	4.75%		08/01/2026	1,694,981
1,600,000	ESAL GmBH	6.25%		02/05/2023	1,638,000
400,000	Fideicomiso Pacifico Tres	8.25%		01/15/2035	439,000
500,000	Fomento Economico Mexicano S.A.B. de C.V.	2.88%		05/10/2023	499,088
600,000	Fondo Mivivienda S.A.	3.50%		01/31/2023	611,250
2,200,000	Freeport-McMoRan Copper & Gold, Inc.	5.40%		11/14/2034	2,106,500
2,150,000	Freeport-McMoRan Copper & Gold, Inc.	5.45%		03/15/2043	1,978,000
1,500,000	Fresnillo PLC	5.50%		11/13/2023	1,639,875
2,900,000	Geopark Ltd.	6.50%		09/21/2024	2,997,875
220,000	GFL Environmental, Inc.	8.50%	^	05/01/2027	237,325
750,000	Gilex Holding Sarl	8.50%		05/02/2023	796,133
400,000	Gilex Holding Sarl	8.50%	^	05/02/2023	424,604
1,000,000	Global Bank Corporation	4.50%	^	10/20/2021	1,030,010
1,700,000	Global Bank Corporation	4.50%		10/20/2021	1,751,017
1,300,000	Global Bank Corporation (3 Month LIBOR USD + 3.30%)	5.25%	^	04/16/2029	1,358,500
2,900,000	Gohl Capital Ltd.	4.25%		01/24/2027	2,991,206
2,600,000	Gran Tierra Energy International Holdings Ltd.	6.25%		02/15/2025	2,431,000
200,000	Gran Tierra Energy, Inc.	7.75%	^	05/23/2027	197,100
200,000	Grupo Aval Ltd.	4.75%		09/26/2022	207,300
1,200,000	Grupo Bimbo S.A.B. de C.V. (5 Year CMT Rate + 3.28%)	5.95%	†	04/17/2023	1,265,880
400,000	Grupo Idesa S.A. de C.V.	7.88%		12/18/2020	301,500
249,544	Guanay Finance Ltd.	6.00%		12/15/2020	253,911
490,000	GW Honos Security Corporation	8.75%	^	05/15/2025	486,325
300,000	Indian Oil Corporation Ltd.	5.63%		08/02/2021	316,747
3,300,000	Indian Oil Corporation Ltd.	5.75%		08/01/2023	3,614,727
900,000	Industrial Senior Trust	5.50%		11/01/2022	918,009
2,500,000	Inkia Energy Ltd.	5.88%		11/09/2027	2,575,025
210,000	Intelsat Jackson Holdings S.A.	5.50%		08/01/2023	192,675
370,000	Intelsat Jackson Holdings S.A.	8.50%	^	10/15/2024	368,150
35,079	Invepar Holdings	0.00%	ΩÞ	12/30/2028	1,500
500,000	Inversiones CMPC S.A.	4.50%		04/25/2022	518,687
400,000	Israel Electric Corporation Ltd.	5.00%	^	11/12/2024	433,880
200,000	Itau Unibanco Holding S.A.	6.20%		12/21/2021	212,802
2,000,000	Itau Unibanco Holding S.A. (5 Year CMT Rate + 3.86%)	6.50%	†	03/19/2023	2,054,600
600,000	Itau Unibanco Holding S.A. (5 Year CMT Rate + 3.98%)	6.13%	†	12/12/2022	611,850
900,000	JBS Investments GmbH	7.25%		04/03/2024	936,376
1,400,000	JBS Investments GmbH	7.00%	^	01/15/2026	1,519,700
2,250,000	JSL Europe S.A.	7.75%		07/26/2024	2,300,625
215,000	Kronos Acquisition Holdings, Inc.	9.00%	^	08/15/2023	189,555
1,000,000	Latam Finance Ltd.	6.88%		04/11/2024	1,042,010
1,000,000	Latam Finance Ltd.	7.00%	^	03/01/2026	1,046,500
1,900,000	LLPL Capital Pte Ltd.	6.88%	^	02/04/2039	2,171,922
3,500,000	Malayan Banking BHD (5 Year Swap Rate USD + 2.54%)	3.91%		10/29/2026	3,555,580
1,000,000	MARB BondCo PLC	7.00%	^	03/15/2024	1,045,710
300,000	MARB BondCo PLC	7.00%		03/15/2024	313,713
1,800,000	MARB BondCo PLC	6.88%		01/19/2025	1,884,564
240,000	MEG Energy Corporation	7.00%	^	03/31/2024	229,200
600,000	Mexichem S.A.B. de C.V.	5.88%		09/17/2044	628,500
1,344,816	Mexico Generadora de Energia	5.50%		12/06/2032	1,452,401
1,400,000	Millicom International Cellular S.A.	6.00%		03/15/2025	1,458,450
200,000	Millicom International Cellular S.A.	6.63%	^	10/15/2026	218,230
800,000	Millicom International Cellular S.A.	5.13%		01/15/2028	814,000
1,400,000	Millicom International Cellular S.A.	6.25%	^	03/25/2029	1,505,854
1,800,000	Minejesa Capital B.V.	4.63%		08/10/2030	1,827,102
1,200,000	Minejesa Capital B.V.	5.63%		08/10/2037	1,264,982
2,400,000	Minerva Luxembourg S.A.	6.50%		09/20/2026	2,508,360
1,600,000	Minerva Luxembourg S.A.	5.88%		01/19/2028	1,606,000
400,000	NBM US Holdings, Inc.	7.00%	^	05/14/2026	422,100
890,000	New Red Finance, Inc.	5.00%	^	10/15/2025	899,167
700,000	Nexa Resources S.A.	5.38%		05/04/2027	738,325
200,000	Oleoducto Central S.A.	4.00%		05/07/2021	204,202
800,000	ONGC Videsh Ltd.	2.88%		01/27/2022	797,437
3,000,000	ONGC Videsh Ltd.	3.75%		07/27/2026	3,047,408
800,000	Orazul Energy Egenor S en C por A	5.63%		04/28/2027	816,180
3,350,000	Pampa Energia S.A.	7.50%		01/24/2027	3,115,500
1,793,742	Panama Metro Line SP	0.00%		12/05/2022	1,704,073
1,798,013	Panama Metro Line SP	0.00%	^	12/05/2022	1,708,130
265,000	Parkland Fuel Corporation	5.88%	^	07/15/2027	269,306
3,300,000	Petrobras Global Finance B.V.	5.75%		02/01/2029	3,448,170
500,000	Petrobras Global Finance B.V.	7.25%		03/17/2044	560,505
300,000	Petrobras Global Finance B.V.	6.90%		03/19/2049	320,100
1,050,000	Petroleos Mexicanos	6.50%		06/02/2041	933,975
2,400,000	PTTEP Treasury Center Company Ltd. (5 Year CMT Rate + 2.72%)	4.60%	†	07/17/2022	2,430,370
1,100,000	Radiant Access Ltd.	4.60%	†	05/18/2020	1,071,669
400,000	Raizen Fuels Finance S.A.	5.30%		01/20/2027	427,500
3,300,000	Reliance Holdings, Inc.	5.40%		02/14/2022	3,506,779
900,000	SACI Falabella	3.75%		04/30/2023	924,596
2,300,000	Sinopec Group Overseas Development Ltd.	2.75%		09/29/2026	2,248,036
200,000	Sociedad Quimica y Minera S.A.	4.38%		01/28/2025	210,750
2,395,000	Star Energy Geothermal Wayang Windu Ltd.	6.75%		04/24/2033	2,418,215
150,000	Starfruit Finco B.V.	8.00%	^	10/01/2026	154,875
500,000	Stars Group Holdings B.V.	7.00%	^	07/15/2026	530,000
1,943,561	Stoneway Capital Corporation	10.00%		03/01/2027	1,841,543
1,300,000	SUAM Finance B.V.	4.88%		04/17/2024	1,389,375
585,000	Superior Plus LP	7.00%	^	07/15/2026	607,669
3,000,000	Syngenta Finance N.V.	5.68%		04/24/2048	2,983,412
200,000	Syngenta Finance N.V.	5.68%	^	04/24/2048	198,894
200,000	Tecnoglass, Inc.	8.20%		01/31/2022	212,000
500,000	Telefonica Celular del Paragu	5.88%	^	04/15/2027	522,500
1,000,000	Telefonica Chile S.A.	3.88%		10/12/2022	1,034,655
600,000	Telesat LLC	8.88%	^	11/15/2024	651,000
750,000	Tervita Escrow Corporation	7.63%	^	12/01/2021	766,658
400,000	Transelec S.A.	4.63%		07/26/2023	426,000
1,400,000	Transportadora de Gas del Peru S.A.	4.25%		04/30/2028	1,467,130
400,000	Unifin Financiera S.A.B. de C.V.	7.38%		02/12/2026	390,504
3,200,000	Unifin Financiera S.A.B. de C.V. (5 Year CMT Rate + 6.31%)	8.88%	†	01/29/2025	2,952,032
3,241,000	United Overseas Bank Ltd. (5 Year Swap Rate USD + 1.79%)	3.88%	†	10/19/2023	3,201,556
3,000,000	UPL Corporation	3.25%		10/13/2021	3,003,540
1,100,000	Vedanta Resources Finance PLC	9.25%	^	04/23/2026	1,119,012
700,000	Vedanta Resources PLC	7.13%		05/31/2023	691,425
2,700,000	Vedanta Resources PLC	6.13%		08/09/2024	2,490,448
500,000	Votorantim Cimentos S.A.	7.25%		04/05/2041	597,500
453,000	VTR Finance B.V.	6.88%	^	01/15/2024	470,554
2,050,000	VTR Finance B.V.	6.88%		01/15/2024	2,129,438
2,900,000	YPF S.A.	8.50%		07/28/2025	2,911,832
1,000,000	YPF S.A.	6.95%		07/21/2027	910,950

Total Foreign Corporate Bonds (Cost $218,131,500)					225,601,024

Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations - 1.2%
2,800,000	Argentine Republic Government International Bond	6.88%		01/26/2027	2,254,350
700,000	Argentine Republic Government International Bond	5.88%		01/11/2028	534,187
1,100,000	Argentine Republic Government International Bond	6.63%		07/06/2028	851,961
2,500,000	Chile Government International Bond	3.13%		03/27/2025	2,608,750
200,000	Colombia Government International Bond	4.50%		03/15/2029	218,700
300,000	Colombia Government International Bond	5.20%		05/15/2049	340,728
800,000	Costa Rica Government International Bond	10.00%		08/01/2020	850,008
800,000	Dominican Republic International Bond	6.40%	^	06/05/2049	839,008
600,000	Israel Government International Bond	2.88%		03/16/2026	620,976
700,000	Mexico Government International Bond	3.75%		01/11/2028	714,350
1,000,000	Perusahaan Penerbit	3.75%		03/01/2023	1,029,300
1,700,000	Perusahaan Penerbit	4.15%	^	03/29/2027	1,783,249
1,000,000	Perusahaan Penerbit	4.15%		03/29/2027	1,048,970
3,350,000	Provincia de Buenos Aires	7.88%		06/15/2027	2,504,159

Total Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations (Cost $17,275,361)					16,198,696

Non-Agency Commercial Mortgage Backed Obligations - 10.7%
916,000	20 Times Square Trust, Series 2018-20TS-F	3.20%	#^	05/15/2035	896,146
916,000	20 Times Square Trust, Series 2018-20TS-G	3.20%	#^	05/15/2035	881,329
159,000	Americold LLC, Series 2010-ARTA-C	6.81%	^	01/14/2029	166,600
2,326,000	AREIT Trust, Series 2018-CRE1-AS (1 Month LIBOR USD + 1.25%, 1.25% Floor)	3.65%	^	02/14/2035	2,329,622
1,524,000	AREIT Trust, Series 2018-CRE1-B (1 Month LIBOR USD + 1.65%, 1.65% Floor)	4.05%	^	02/14/2035	1,530,192
1,532,000	Atrium Hotel Portfolio Trust, Series 2017-ATRM-E (1 Month LIBOR USD + 3.05%)	5.44%	^	12/15/2036	1,548,277
1,898,000	Atrium Hotel Portfolio Trust, Series 2018-ATRM-E (1 Month LIBOR USD + 3.40%, 3.40% Floor)	5.79%	^	06/15/2035	1,915,341
1,399,000	Bancorp Commercial Mortgage Trust, Series 2019-CRE5-D (1 Month LIBOR USD + 2.35%, 2.35% Floor)	4.74%	^	03/15/2036	1,400,425
11,876,205	BANK, Series 2017-BNK5-XA	1.23%	#I/O	06/15/2060	721,149
61,637,271	BANK, Series 2018-BN11-XA	0.64%	#I/O	03/15/2061	2,267,506
1,259,000	Barclays Commercial Mortgage Securities LLC, Series 2014-BXO-E (1 Month LIBOR USD + 3.75%, 2.56% Floor)	6.14%	^	08/15/2027	1,258,798
203,000	Barclays Commercial Mortgage Securities LLC, Series 2017-DELC-C (1 Month LIBOR USD + 1.20%)	3.59%	^	08/15/2036	201,753
231,000	Barclays Commercial Mortgage Securities LLC, Series 2017-DELC-D (1 Month LIBOR USD + 1.70%)	4.09%	^	08/15/2036	231,330
467,000	Barclays Commercial Mortgage Securities LLC, Series 2017-DELC-E (1 Month LIBOR USD + 2.50%)	4.89%	^	08/15/2036	468,641
465,000	Barclays Commercial Mortgage Securities LLC, Series 2017-DELC-F (1 Month LIBOR USD + 3.50%)	5.89%	^	08/15/2036	467,275
240,000	BBCMS Mortgage Trust, Series 2018-CBM-D (1 Month LIBOR USD + 2.39%, 2.39% Floor)	4.79%	^	07/15/2037	241,348
1,958,000	BBCMS Mortgage Trust, Series 2018-CBM-E (1 Month LIBOR USD + 3.15%, 3.15% Floor)	5.54%	^	07/15/2037	1,982,388
956,000	BBCMS Mortgage Trust, Series 2018-TALL-E (1 Month LIBOR USD + 2.44%)	4.83%	^	03/15/2037	961,279
1,430,000	BB-UBS Trust, Series 2012-TFT-TE	3.68%	#^	06/05/2030	1,376,738
250,000	Bear Stearns Commercial Mortgage Securities, Inc., Series 2007-T26-AJ	5.57%	#	01/12/2045	225,133
1,944,000	BHMS Trust, Series 2018-ATLS-C (1 Month LIBOR USD + 1.90%, 1.90% Floor)	4.29%	^	07/15/2035	1,947,473
487,000	BX Commercial Mortgage Trust, Series 2018-BIOA-D (1 Month LIBOR USD + 1.32%, 1.35% Floor)	3.72%	^	03/15/2037	488,084
1,914,000	BX Commercial Mortgage Trust, Series 2018-BIOA-E (1 Month LIBOR USD + 1.95%, 1.98% Floor)	4.35%	^	03/15/2037	1,924,413
2,000,000	BX Commercial Mortgage Trust, Series 2019-IMC-D (1 Month LIBOR USD + 1.90%, 1.90% Floor)	4.34%	^	04/15/2034	2,008,760
450,500	BX Trust, Series 2017-APPL-D (1 Month LIBOR USD + 2.05%, 2.05% Floor)	4.44%	^	07/15/2034	451,620
697,850	BX Trust, Series 2017-APPL-E (1 Month LIBOR USD + 3.15%, 3.15% Floor)	5.54%	^	07/15/2034	701,738
419,050	BX Trust, Series 2017-SLCT-D (1 Month LIBOR USD + 2.05%)	4.44%	^	07/15/2034	419,689
710,600	BX Trust, Series 2017-SLCT-E (1 Month LIBOR USD + 3.15%)	5.54%	^	07/15/2034	714,559
611,000	BX Trust, Series 2018-GW-E (1 Month LIBOR USD + 1.97%, 1.97% Floor)	4.36%	^	05/15/2035	615,492
530,000	BX Trust, Series 2018-GW-F (1 Month LIBOR USD + 2.42%, 2.42% Floor)	4.81%	^	05/15/2035	534,909
367,000	BX Trust, Series 2018-GW-G (1 Month LIBOR USD + 2.92%, 2.92% Floor)	5.31%	^	05/15/2035	370,711
1,788,000	BX Trust, Series 2018-MCSF-F (1 Month LIBOR USD + 2.65%, 2.65% Floor)	5.04%	^	04/15/2035	1,801,942
2,115,000	Carbon Capital Commercial Mortgage Trust, Series 2019-FL2-B (1 Month LIBOR USD + 2.85%, 2.85% Floor)	5.24%	^	10/15/2035	2,119,648
9,487,646	CD Commercial Mortgage Trust, Series 2017-CD3-XA	1.18%	#I/O	02/10/2050	597,420
4,515,433	CFCRE Commercial Mortgage Trust, Series 2016-C4-XA	1.88%	#I/O	05/10/2058	411,767
9,537,643	CFCRE Commercial Mortgage Trust, Series 2017-C8-XA	1.82%	#I/O	06/15/2050	879,970
22,058,000	CFCRE Commercial Mortgage Trust, Series 2018-TAN-X	1.85%	#^I/O	02/15/2033	1,191,880
563,000	CGDBB Commercial Mortgage Trust, Series 2017-BIOC-D (1 Month LIBOR USD + 1.60%, 1.60% Floor)	3.99%	^	07/15/2032	564,511
788,000	CGDBB Commercial Mortgage Trust, Series 2017-BIOC-E (1 Month LIBOR USD + 2.15%, 2.25% Floor)	4.54%	^	07/15/2032	788,780
1,711,000	CGGS Commercial Mortgage Trust, Series 2018-WSS-D (1 Month LIBOR USD + 2.30%, 2.30% Floor)	4.69%	^	02/15/2037	1,717,084
44,178,000	CGGS Commercial Mortgage Trust, Series 2018-WSS-XCP	1.04%	#^I/O	02/15/2037	58,903
501,000	CHT Mortgage Trust, Series 2017-CSMO-F (1 Month LIBOR USD + 3.74%, 3.74% Floor)	6.14%	^	11/15/2036	504,634
1,778,539	Citigroup Commercial Mortgage Trust, Series 2014-GC25-XA	1.15%	#I/O	10/10/2047	80,031
90,000	Citigroup Commercial Mortgage Trust, Series 2015-GC27-D	4.57%	#^	02/10/2048	84,008
2,527,370	Citigroup Commercial Mortgage Trust, Series 2016-P4-XA	2.15%	#I/O	07/10/2049	258,124
530,000	Citigroup Commercial Mortgage Trust, Series 2018-TBR-E (1 Month LIBOR USD + 2.80%, 2.90% Floor)	5.19%	^	12/15/2036	533,809
1,040,000	Citigroup Commercial Mortgage Trust, Series 2018-TBR-F (1 Month LIBOR USD + 3.65%, 3.75% Floor)	6.04%	^	12/15/2036	1,049,402
2,051,000	Citigroup Commercial Mortgage Trust, Series 2019-SST2-E (1 Month LIBOR USD + 2.00%, 2.00% Floor)	4.39%	^	12/15/2036	2,058,718
571,000	CLNS Trust, Series 2017-IKPR-D (1 Month LIBOR USD + 2.05%, 2.05% Floor)	4.46%	^	06/11/2032	572,769
571,000	CLNS Trust, Series 2017-IKPR-E (1 Month LIBOR USD + 3.50%, 3.50% Floor)	5.91%	^	06/11/2032	575,408
571,000	CLNS Trust, Series 2017-IKPR-F (1 Month LIBOR USD + 4.50%, 4.50% Floor)	6.91%	^	06/11/2032	577,388
1,187,000	Commercial Mortgage Pass-Through Certificates, Series 2012-CR4-D	4.72%	#^Þ	10/15/2045	477,174
2,559,803	Commercial Mortgage Pass-Through Certificates, Series 2013-CR10-XA	0.84%	#I/O	08/10/2046	63,087
1,534,000	Commercial Mortgage Pass-Through Certificates, Series 2013-CR11-D	5.29%	#^	08/10/2050	1,556,909
999,000	Commercial Mortgage Pass-Through Certificates, Series 2013-LC13-D	5.45%	#^	08/10/2046	1,017,960
1,044,842	Commercial Mortgage Pass-Through Certificates, Series 2014-CR17-XA	1.15%	#I/O	05/10/2047	42,315
78,000	Commercial Mortgage Pass-Through Certificates, Series 2014-CR19-C	4.90%	#	08/10/2047	82,548
125,000	Commercial Mortgage Pass-Through Certificates, Series 2014-CR20-C	4.65%	#	11/10/2047	132,119
233,000	Commercial Mortgage Pass-Through Certificates, Series 2015-CR22-D	4.25%	#^	03/10/2048	227,903
13,052,868	Commercial Mortgage Pass-Through Certificates, Series 2015-CR25-XA	1.05%	#I/O	08/10/2048	547,752
8,022,667	Commercial Mortgage Pass-Through Certificates, Series 2015-CR27-XA	1.26%	#I/O	10/10/2048	378,452
2,358,494	Commercial Mortgage Pass-Through Certificates, Series 2015-DC1-XA	1.26%	#I/O	02/10/2048	94,842
815,000	Commercial Mortgage Pass-Through Certificates, Series 2015-LC21-C	4.44%	#	07/10/2048	851,333
12,878,827	Commercial Mortgage Pass-Through Certificates, Series 2015-LC21-XA	0.91%	#I/O	07/10/2048	404,384
406,000	Commercial Mortgage Pass-Through Certificates, Series 2015-LC23-C	4.80%	#	10/10/2048	435,392
3,523,308	Commercial Mortgage Pass-Through Certificates, Series 2016-DC2-XA	1.18%	#I/O	02/10/2049	184,598
2,228,000	Commercial Mortgage Pass-Through Certificates, Series 2018-HCLV-D (1 Month LIBOR USD + 2.18%, 2.25% Floor)	4.57%	^	09/15/2033	2,229,886
3,504	Credit Suisse Commercial Mortgage Trust, Series 2007-C1-AM	5.42%		02/15/2040	3,522
2,018,458	Credit Suisse Mortgage Capital Certificates, Series 2014-USA-X1	0.70%	#^I/O	09/15/2037	58,306
2,297,000	Credit Suisse Mortgage Capital Certificates, Series 2019-ICE4-E (1 Month LIBOR USD + 2.15%, 2.15% Floor)	4.54%	^	05/15/2036	2,301,079
2,629,568	CSAIL Commercial Mortgage Trust, Series 2015-C1-XA	1.04%	#I/O	04/15/2050	98,955
45,731,294	CSAIL Commercial Mortgage Trust, Series 2018-CX12-XA	0.78%	#I/O	08/15/2051	2,069,849
1,229,000	CSMC Trust, Series 2017-CHOP-E (1 Month LIBOR USD + 3.30%, 3.30% Floor)	5.69%	^	07/15/2032	1,237,108
1,898,000	DBGS Mortgage Trust, Series 2018-5BP-F (1 Month LIBOR USD + 2.45%)	4.84%	^	06/15/2033	1,867,689
1,749,542	DBGS Mortgage Trust, Series 2018-BIOD-C (1 Month LIBOR USD + 0.95%, 0.95% Floor)	3.34%	^	05/15/2035	1,740,950
2,220,000	DBUBS Mortgage Trust, Series 2017-BRBK-E	3.65%	#^	10/10/2034	2,230,720
248,994	FREMF Mortgage Trust, Series 2016-KF22-B (1 Month LIBOR USD + 5.05%, 5.05% Floor)	7.48%	^	07/25/2023	258,492
406,000	GMAC Commercial Mortgage Securities Trust, Series 2004-C3-D	5.04%	#	12/10/2041	406,243
564,000	GMAC Commercial Mortgage Securities Trust, Series 2004-C3-E	5.14%	#^	12/10/2041	561,162
100,000	Grace Mortgage Trust, Series 2014-GRCE-A	3.37%	^	06/10/2028	101,926
424,000	Great Wolf Trust, Series 2017-WOLF-D (1 Month LIBOR USD + 2.10%, 1.00% Floor)	4.49%	^	09/15/2034	424,593
657,000	Great Wolf Trust, Series 2017-WOLF-E (1 Month LIBOR USD + 3.10%, 1.00% Floor)	5.49%	^	09/15/2034	658,718
350,000	Great Wolf Trust, Series 2017-WOLF-F (1 Month LIBOR USD + 4.07%, 1.00% Floor)	6.46%	^	09/15/2034	351,426
2,727,490	GS Mortgage Securities Corporation, Series 2013-GC10-XA	1.66%	#I/O	02/10/2046	124,779
8,284,229	GS Mortgage Securities Corporation, Series 2014-GC24-XA	0.89%	#I/O	09/10/2047	260,462
2,128,000	GS Mortgage Securities Corporation, Series 2018-FBLU-F (1 Month LIBOR USD + 3.25%, 3.25% Floor)	5.64%	^	11/15/2035	2,128,824
850,000	GS Mortgage Securities Corporation, Series 2018-TWR-E (1 Month LIBOR USD + 2.10%, 2.10% Floor)	4.49%	^	07/15/2031	854,165
850,000	GS Mortgage Securities Corporation, Series 2018-TWR-F (1 Month LIBOR USD + 2.80%, 2.80% Floor)	5.19%	^	07/15/2031	855,701
850,000	GS Mortgage Securities Corporation, Series 2018-TWR-G (1 Month LIBOR USD + 3.92%, 3.98% Floor)	6.32%	^	07/15/2031	858,274
2,302,000	GS Mortgage Securities CorporationTrust 2019-SOHO, Series 2019-SOHO-E (1 Month LIBOR USD + 1.87%, 1.88% Floor)	4.32%	^	06/15/2036	2,302,709
165,000	GS Mortgage Securities Trust, Series 2014-GC26-D	4.67%	#^	11/10/2047	142,198
7,278,722	GS Mortgage Securities Trust, Series 2015-GS1-XA	0.94%	#I/O	11/10/2048	311,021
7,339,915	GS Mortgage Securities Trust, Series 2016-GS2-XA	1.81%	#I/O	05/10/2049	588,746
169,000	GS Mortgage Securities Trust, Series 2018-GS10-WLSA	5.07%	#^	03/10/2033	186,114
336,000	GS Mortgage Securities Trust, Series 2018-GS10-WLSB	5.07%	#^	03/10/2033	365,678
457,000	GS Mortgage Securities Trust, Series 2018-GS10-WLSC	5.07%	#^	03/10/2033	487,455
442,000	GS Mortgage Securities Trust, Series 2018-GS10-WLSD	5.07%	#^	03/10/2033	456,040
553,000	GS Mortgage Securities Trust, Series 2018-GS10-WLSE	5.07%	#^	03/10/2033	560,177
1,390,000	Hilton Orlando Trust, Series 2018-ORL-E (1 Month LIBOR USD + 2.65%)	5.04%	^	12/15/2034	1,402,346
2,278,000	HPLY Trust, Series 2019-HIT-F (1 Month LIBOR USD + 3.15%, 3.15% Floor)	5.54%	^	11/15/2036	2,285,121
1,263,000	Hunt Ltd., Series 2017-FL1-C (1 Month LIBOR USD + 2.40%)	4.79%	^	08/15/2034	1,262,269
556,000	IMT Trust, Series 2017-APTS-EFL (1 Month LIBOR USD + 2.15%)	4.54%	^	06/15/2034	552,129
556,000	IMT Trust, Series 2017-APTS-FFL (1 Month LIBOR USD + 2.85%)	5.24%	^	06/15/2034	551,836
322,000	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2017-FL10-B (1 Month LIBOR USD + 1.00%, 1.00% Floor)	3.39%	^	06/15/2032	320,287
243,000	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2017-FL10-C (1 Month LIBOR USD + 1.25%, 1.25% Floor)	3.64%	^	06/15/2032	240,130
786,000	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2017-FL10-D (1 Month LIBOR USD + 1.90%, 1.90% Floor)	4.29%	^	06/15/2032	773,001
618,377	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2018-LAQ-C (1 Month LIBOR USD + 1.60%, 1.60% Floor)	3.99%	^	06/15/2032	622,536
245,388	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2018-LAQ-D (1 Month LIBOR USD + 2.10%, 2.30% Floor)	4.49%	^	06/15/2032	247,524
78,524	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2018-LAQ-E (1 Month LIBOR USD + 3.00%, 3.35% Floor)	5.39%	^	06/15/2035	79,426
412,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2004-CBX-D	5.10%	#	01/12/2037	412,699
284,035	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP9-AMS	5.34%		05/15/2047	270,958
883,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2015-MAR7-D	5.23%	^	06/05/2032	894,489
6,200,866	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2016-JP4-XA	0.88%	#I/O	12/15/2049	216,621
1,431,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2016-WIKI-E	4.14%	#^	10/05/2031	1,444,266
1,957,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2018-WPT-EFX	5.54%	^	07/05/2033	2,077,059
766,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2019-UES-C	4.34%	^	05/05/2032	810,147
784,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2019-UES-D	4.60%	#^	05/05/2032	822,859
915,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2019-UES-E	4.60%	#^	05/05/2032	940,007
960,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2019-UES-F	4.60%	#^	05/05/2032	957,193
1,519,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2019-UES-G	4.60%	#^	05/05/2032	1,417,089
1,761,493	JPMBB Commercial Mortgage Securities Trust, Series 2014-C18-XA	1.02%	#I/O	02/15/2047	57,602
100,000	JPMBB Commercial Mortgage Securities Trust, Series 2014-C23-C	4.62%	#	09/15/2047	105,434
150,000	JPMBB Commercial Mortgage Securities Trust, Series 2014-C25-C	4.59%	#	11/15/2047	155,664
425,000	JPMBB Commercial Mortgage Securities Trust, Series 2014-C26-C	4.55%	#	01/15/2048	447,415
2,230,000	JPMBB Commercial Mortgage Securities Trust, Series 2015-C29-C	4.29%	#	05/15/2048	2,297,362
6,035,384	JPMBB Commercial Mortgage Securities Trust, Series 2015-C29-XA	0.91%	#I/O	05/15/2048	162,838
5,491,107	JPMBB Commercial Mortgage Securities Trust, Series 2015-C31-XA	1.08%	#I/O	08/15/2048	228,063
470,000	JPMBB Commercial Mortgage Securities Trust, Series 2015-C33-C	4.77%	#	12/15/2048	496,190
2,532,000	LCCM, Series 2017-LC26-C	4.71%	^	07/12/2050	2,625,511
4,166,223	LSTAR Commercial Mortgage Trust, Series 2016-4-XA	2.03%	#^I/O	03/10/2049	269,456
16,696,360	LSTAR Commercial Mortgage Trust, Series 2017-5-X	1.27%	#^I/O	03/10/2050	723,103
2,957,000	Madison Avenue Trust, Series 2013-650M-E	4.17%	#^	10/12/2032	2,943,704
2,176,000	Monarch Beach Resort Trust, Series 2018-MBR-F (1 Month LIBOR USD + 2.55%, 2.55% Floor)	4.94%	^	07/15/2035	2,190,289
100,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C18-C	4.62%	#	10/15/2047	105,509
500,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C19-C	4.00%		12/15/2047	509,655
500,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C20-C	4.61%	#	02/15/2048	521,938
301,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C20-D	3.07%	^	02/15/2048	276,006
360,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C23-C	4.27%	#	07/15/2050	372,531
274,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C27-C	4.68%	#	12/15/2047	281,429
393,000	Morgan Stanley Capital Trust, Series 2017-ASHF-D (1 Month LIBOR USD + 2.20%)	4.59%	^	11/15/2034	393,498
590,000	Morgan Stanley Capital Trust, Series 2017-ASHF-E (1 Month LIBOR USD + 3.15%)	5.54%	^	11/15/2034	590,725
447,000	Morgan Stanley Capital Trust, Series 2017-ASHF-F (1 Month LIBOR USD + 4.35%)	6.74%	^	11/15/2034	447,846
679,000	Morgan Stanley Capital Trust, Series 2017-CLS-E (1 Month LIBOR USD + 1.95%, 1.95% Floor)	4.34%	^	11/15/2034	676,237
755,000	Morgan Stanley Capital Trust, Series 2017-CLS-F (1 Month LIBOR USD + 2.60%, 2.60% Floor)	4.99%	^	11/15/2034	752,904
561,000	Morgan Stanley Capital Trust, Series 2018-SUN-D (1 Month LIBOR USD + 1.65%, 1.65% Floor)	4.04%	^	07/15/2035	564,065
837,000	Morgan Stanley Capital Trust, Series 2018-SUN-F (1 Month LIBOR USD + 2.55%, 2.55% Floor)	4.94%	^	07/15/2035	847,993
561,000	Morgan Stanley Capital Trust, Series 2018-SUN-G (1 Month LIBOR USD + 3.05%, 3.05% Floor)	5.44%	^	07/15/2035	566,718
1,026,924	Motel 6 Trust, Series 2017-MTL6-D (1 Month LIBOR USD + 2.15%, 2.15% Floor)	4.54%	^	08/15/2034	1,033,095
550,800	MSCG Trust, Series 2016-SNR-C	5.21%	^	11/15/2034	558,325
2,267,000	MSCG Trust, Series 2018-SELF-F (1 Month LIBOR USD + 3.05%, 3.05% Floor)	5.44%	^	10/15/2037	2,279,199
1,919,000	Natixis Commercial Mortgage Securities Trust, Series 2018-FL1-C (1 Month LIBOR USD + 2.20%, 2.20% Floor)	4.64%	^	06/15/2035	1,903,859
113,493,028	Natixis Commercial Mortgage Securities Trust, Series 2018-FL1-XCP	0.95%	#^I/O	06/15/2021	711,658
2,047,000	NLY Commercial Mortgage Trust, Series 2019-FL2-B (1 Month LIBOR USD + 1.90%, 1.90% Floor)	4.29%	^	02/15/2036	2,061,841
2,221,000	One Market Plaza Trust, Series 2017-1MKT-E	4.14%	^	02/10/2032	2,267,630
907,578	PFP Ltd., Series 2017-4-C (1 Month LIBOR USD + 2.25%, 2.25% Floor)	4.64%	^	07/14/2035	909,686
2,231,000	PFP Ltd., Series 2019-5-B (1 Month LIBOR USD + 1.65%)	4.05%	^	04/14/2036	2,239,505
1,283,167	Tharaldson Hotel Portfolio Trust, Series 2018-THL-E (1 Month LIBOR USD + 3.18%, 3.10% Floor)	5.60%	^	11/11/2034	1,289,864
1,541,000	TRTX Issuer Ltd. 2018-FL2-D	5.09%	^±	11/15/2037	1,560,263
1,097,000	UBS Commercial Mortgage Trust, Series 2018-C8-C	4.86%	#	02/15/2051	1,168,237
15,928,309	UBS Commercial Mortgage Trust, Series 2018-C8-XA	1.04%	#I/O	02/15/2051	959,937
931,000	UBS-Citigroup Commercial Mortgage Trust, Series 2011-C1-D	6.25%	#^	01/10/2045	992,803
500,000	Wells Fargo Commercial Mortgage Trust, Series 2014-LC16-D	3.94%	^	08/15/2050	398,077
200,000	Wells Fargo Commercial Mortgage Trust, Series 2015-C27-C	3.89%		02/15/2048	199,493
400,000	Wells Fargo Commercial Mortgage Trust, Series 2015-C28-C	4.25%	#	05/15/2048	406,561
10,463,873	Wells Fargo Commercial Mortgage Trust, Series 2015-C30-XA	1.06%	#I/O	09/15/2058	468,846
540,000	Wells Fargo Commercial Mortgage Trust, Series 2015-C31-C	4.76%	#	11/15/2048	566,206
5,696,698	Wells Fargo Commercial Mortgage Trust, Series 2015-C31-XA	1.18%	#I/O	11/15/2048	302,704
2,635,610	Wells Fargo Commercial Mortgage Trust, Series 2015-NXS1-XA	1.28%	#I/O	05/15/2048	113,537
8,672,824	Wells Fargo Commercial Mortgage Trust, Series 2015-NXS2-XA	0.87%	#I/O	07/15/2058	256,929
411,000	Wells Fargo Commercial Mortgage Trust, Series 2015-NXS4-C	4.75%	#	12/15/2048	442,702
2,686,714	Wells Fargo Commercial Mortgage Trust, Series 2016-C33-XA	1.93%	#I/O	03/15/2059	221,255
15,525,158	Wells Fargo Commercial Mortgage Trust, Series 2017-C38-XA	1.21%	#I/O	07/15/2050	1,012,492
3,094,169	Wells Fargo Commercial Mortgage Trust, Series 2017-RC1-XA	1.70%	#I/O	01/15/2060	261,235
1,036,907	Wells Fargo Commercial Mortgage Trust, Series 2018-BXI-E (1 Month LIBOR USD + 2.16%, 2.16% Floor)	4.55%	^	12/15/2036	1,037,364
2,267,000	Wells Fargo Commercial Mortgage Trust, Series 2018-C47-C	5.10%	#	09/15/2061	2,435,085
3,770,688	WF-RBS Commercial Mortgage Trust, Series 2014-C21-XA	1.21%	#I/O	08/15/2047	155,112
4,941,595	WF-RBS Commercial Mortgage Trust, Series 2016-NXS6-XA	1.78%	#I/O	11/15/2049	392,328

Total Non-Agency Commercial Mortgage Backed Obligations (Cost $149,781,698)					148,070,154

Non-Agency Residential Collateralized Mortgage Obligations - 21.4%
4,482,207	ACE Securities Corporation Home Equity Loan Trust, Series 2007-HE1-A2A (1 Month LIBOR USD + 0.09%, 0.09% Floor)	2.49%		01/25/2037	3,270,573
5,426,382	Ajax Mortgage Loan Trust, Series 2017-C-A	3.75%	^§	07/25/2060	5,464,198
8,134,996	APS Resecuritization Trust, Series 2015-3-1MZ (12 Month US Treasury Average + 0.96%, 0.96% Floor)	2.76%	^rÞ	10/27/2046	7,346,706
750,000	Banc of America Funding Corporation, Series 2005-B-3M1 (1 Month LIBOR USD + 0.68%, 0.45% Floor, 11.00% Cap)	3.06%		04/20/2035	740,677
8,735,236	Bayview Opportunity Master Fund Trust, Series 2018-SBR4-A1	4.38%	^§	06/28/2033	8,822,870
1,291,511	Bear Stearns Alt-A Trust, Series 2006-4-22A1	4.23%	#	08/25/2036	1,192,655
2,372,736	Bear Stearns ARM Trust, Series 2006-2-2A1	4.29%	#	07/25/2036	2,257,471
2,882,502	Chase Mortgage Finance Trust, Series 2007-S4-A4 (1 Month LIBOR USD + 0.60%, 0.60% Floor, 6.00% Cap)	3.00%		06/25/2037	1,452,064
7,602,091	CHL Mortgage Pass-Through Trust, Series 2007-14-A19	6.00%		09/25/2037	6,205,258
7,036,767	CHL Mortgage Pass-Through Trust, Series 2007-9-A1	5.75%		07/25/2037	5,947,381
6,288,952	CHL Mortgage Pass-Through Trust, Series 2007-9-A13	5.75%		07/25/2037	5,360,372
4,800,000	CHL Mortgage Pass-Through Trust, Series 2018-GT1-A (1 Month LIBOR USD + 2.75%)	5.15%	^	05/25/2023	4,811,485
13,420,000	CIM Trust, Series 2017-3RR-B2	10.62%	#^Þ	01/27/2057	14,049,554
3,270,878	Citigroup Mortgage Loan Trust, Inc., Series 2006-AMC1-A1 (1 Month LIBOR USD + 0.15%, 0.15% Floor)	2.55%	^	09/25/2036	3,181,138
5,281,900	Citigroup Mortgage Loan Trust, Inc., Series 2006-AR6-2A3 (1 Month LIBOR USD + 0.25%, 0.25% Floor)	2.65%		09/25/2036	5,208,732
9,409,660	CitiMortgage Alternative Loan Trust, Series 2007-A5-1A1	6.00%		05/25/2037	9,339,983
1,374,982	CitiMortgage Alternative Loan Trust, Series 2007-A5-1A10	5.75%		05/25/2037	1,347,532
2,828,534	Civic Mortgage LLC, Series 2018-2-A2	5.32%	^§	11/25/2022	2,821,709
6,858,000	COLT Mortgage Loan Trust, Series 2017-2-M1	3.51%	#^	10/25/2047	6,892,240
490,445	Countrywide Alternative Loan Trust, Series 2005-75CB-A3	5.50%		01/25/2036	457,570
682,985	Countrywide Alternative Loan Trust, Series 2006-23CB-2A2	6.50%		08/25/2036	423,671
482,287	Countrywide Alternative Loan Trust, Series 2007-15CB-A7	6.00%		07/25/2037	420,480
691,851	Countrywide Alternative Loan Trust, Series 2008-1R-2A3	6.00%		08/25/2037	573,540
445,888	Countrywide Home Loans, Series 2005-HYB9-3A2A (12 Month LIBOR USD + 1.75%, 1.75% Floor, 11.00% Cap)	4.59%		02/20/2036	396,371
388,200	Countrywide Home Loans, Series 2007-14-A15	6.50%		09/25/2037	327,567
871,442	Countrywide Home Loans, Series 2007-HY1-1A1	4.44%	#	04/25/2037	861,058
378,002	Credit Suisse First Boston Mortgage Backed Trust, Series 2006-2-A5A	6.08%		09/25/2036	225,739
658,917	Credit Suisse First Boston Mortgage Securities Corporation, Series 2005-10-6A9	5.50%		11/25/2035	526,650
332,656	Credit Suisse First Boston Mortgage Securities Corporation, Series 2005-9-5A9	5.50%		10/25/2035	298,511
1,500,000	Credit Suisse Mortgage Capital Certificates, Series 2011-12R-3A5	4.46%	#^	07/27/2036	1,526,872
223,065	Credit Suisse Mortgage Capital Certificates, Series 2011-5R-6A9	4.04%	#^	11/27/2037	228,036
203,900	Deutsche Mortgage & Asset Receiving Corporation, Series 2014-RS1-1A2	6.50%	#^	07/27/2037	195,887
383,961	Deutsche Securities, Inc., Series 2006-AB4-A1A	6.01%	#	10/25/2036	368,836
15,000,000	FMC GMSR Issuer Trust, Series 2019-GT1-A	5.07%	#^	05/25/2024	15,426,771
9,267,172	GCAT LLC, Series 2018-1-A1	3.84%	^§	06/25/2048	9,342,627
1,113,349	Impac Secured Assets Trust, Series 2006-5-1A1C (1 Month LIBOR USD + 0.27%, 0.27% Floor, 11.50% Cap)	2.67%		02/25/2037	1,003,666
2,272,005	IndyMac Mortgage Loan Trust, Series 2004-AR4-3A	4.38%	#	08/25/2034	2,272,553
2,149,051	IndyMac Mortgage Loan Trust, Series 2006-AR19-2A1	3.86%	#	08/25/2036	1,955,525
13,162,977	IndyMac Mortgage Loan Trust, Series 2007-FLX6-1A1 (1 Month LIBOR USD + 0.25%, 0.25% Floor)	2.65%		09/25/2037	13,107,014
603,014	JP Morgan Mortgage Trust, Series 2005-S3-1A2	5.75%		01/25/2036	479,666
773,019	JP Morgan Mortgage Trust, Series 2007-A2-4A1M	4.22%	#	04/25/2037	720,193
180,041	Lehman Mortgage Trust, Series 2006-1-1A3	5.50%		02/25/2036	145,369
9,435,008	Lehman Trust, Series 2006-GP3-1A1 (1 Month LIBOR USD + 0.20%, 0.20% Floor)	2.60%		06/25/2046	9,434,063
3,000,000	LoanDepot GMSR Master Trust, Series 2018-GT1-A (1 Month LIBOR USD + 2.80%, 2.80% Floor)	5.19%	^	10/16/2023	3,013,632
147,542	MASTR Adjustable Rate Mortgages Trust, Series 2006-2-2A1	4.66%	#	04/25/2036	131,852
2,690,000	Mello Warehouse Securitization Trust, Series 2019-1-F (1 Month LIBOR USD + 3.50%, 3.50% Floor)	5.90%	^	06/25/2052	2,696,719
366,932	Merrill Lynch Alternative Note Asset Trust, Series 2007-F1-2A7	6.00%		03/25/2037	264,449
798,750	Merrill Lynch Mortgage Investors Trust, Series 2006-AF1-AF2C	6.25%		08/25/2036	576,091
10,957,647	MFA LLC, Series 2018-NPL2-A1	4.16%	^§	07/25/2048	11,083,934
150,253	Morgan Stanley Mortgage Loan Trust, Series 2005-7-4A1	5.50%		11/25/2035	136,727
126,531	Morgan Stanley Mortgage Loan Trust, Series 2006-2-2A4	5.75%		02/25/2036	130,715
454,217	Morgan Stanley Mortgage Loan Trust, Series 2006-2-7A1	5.67%	#	02/25/2036	392,330
642,173	Morgan Stanley Mortgage Loan Trust, Series 2007-8XS-A1	5.75%	#	04/25/2037	440,962
10,609,491	Morgan Stanley Resecuritization Trust, Series 2013-R7-8B (12 Month US Treasury Average + 0.96%, 0.96% Floor)	3.44%	^Þ	12/26/2046	9,815,220
4,236,344	New Century Home Equity Loan Trust, Series 2006-1-A2B (1 Month LIBOR USD + 0.18%, 0.18% Floor, 12.50% Cap)	2.58%		05/25/2036	4,020,778
6,929,882	New Residential Mortgage Loan Trust, Series 2018-FNT2-B	4.09%	^	07/25/2054	7,134,899
12,630,747	NovaStar Mortgage Funding Trust Series, Series 2006-3-A2C (1 Month LIBOR USD + 0.16%, 0.16% Floor)	2.59%		10/25/2036	7,409,206
14,300,000	PMT Credit Risk Transfer Trust 2019-2R, Series 2019-2R-A (1 Month LIBOR USD + 2.75%, 2.75% Floor)	5.16%	^	05/27/2023	14,448,320
17,600,000	PNMAC GMSR Trust, Series 2018-FT1-A (1 Month LIBOR USD + 2.35%)	4.75%	^	04/25/2023	17,875,002
920,176	PRPM LLC, Series 2017-1A-A1	4.25%	^§	01/25/2022	932,383
3,500,000	PRPM LLC, Series 2017-2A-A2	5.00%	^§	09/25/2022	3,527,205
6,378,176	PRPM LLC, Series 2018-1A-A1	3.75%	#^	04/25/2023	6,405,276
256,056	Residential Accredit Loans, Inc., Series 2006-QS10-A9	6.50%		08/25/2036	245,545
573,415	Residential Accredit Loans, Inc., Series 2006-QS12-2A3	6.00%		09/25/2036	560,361
2,031,346	Residential Asset Securitization Trust, Series 2005-A15-5A2	5.75%		02/25/2036	1,432,619
434,583	Residential Asset Securitization Trust, Series 2006-A2-A11	6.00%		01/25/2046	314,034
6,433,921	Residential Funding Mortgage Securities Trust, Series 2006-S8-A10	6.00%		09/25/2036	6,184,496
6,765,073	Soundview Home Loan Trust, Series 2007-OPT1-2A2 (1 Month LIBOR USD + 0.15%, 0.15% Floor)	2.55%		06/25/2037	4,810,121
2,225,724	Structured Adjustable Rate Mortgage Loan Trust, Series 2005-22-4A1	4.53%	#	12/25/2035	2,142,808
8,072,558	Structured Asset Securities Corporation, Series 2007-RF1-1A (1 Month LIBOR USD + 0.19%, 0.19% Floor)	2.59%	^	03/25/2037	7,128,035
13,553,070	TBW Mortgage Backed Pass Through, Series 2006-3-4A1 (1 Month LIBOR USD + 0.40%, 0.40% Floor, 7.50% Cap)	2.80%		07/25/2036	1,743,142
13,553,158	TBW Mortgage Backed Pass Through, Series 2006-3-4A3 (-1 x 1 Month LIBOR USD + 7.10%, 7.10% Cap)	4.70%	I/F I/O	07/25/2036	3,028,930
10,000,000	Toorak Mortgage Corporation Ltd., Series 2019-1-A1	4.46%	^§	03/25/2022	10,229,300
2,558,099	Velocity Commercial Capital Loan Trust, Series 2018-2-M1	4.26%	#^	10/26/2048	2,631,752
1,261,851	Velocity Commercial Capital Loan Trust, Series 2018-2-M2	4.51%	#^	10/26/2048	1,303,369
817,703	Velocity Commercial Capital Loan Trust, Series 2018-2-M3	4.72%	#^	10/26/2048	846,028
1,540,802	Verus Securitization, Series 2017-1A-A3	3.72%	#^	01/25/2047	1,558,119
5,000,000	VOLT LLC, Series 2018-NPL6-A1B	4.56%	^§	09/25/2048	5,074,278
946,427	Washington Mutual Mortgage Pass-Through Certificates, Series 2006-2-4CB	6.00%		03/25/2036	929,632
630,217	Wells Fargo Alternative Loan Trust, Series 2007-PA5-1A1	6.25%		11/25/2037	628,867
130,635	Wells Fargo Mortgage Backed Securities Trust, Series 2007-2-1A15	5.75%		03/25/2037	127,967
75,584	Wells Fargo Mortgage Backed Securities Trust, Series 2007-3-1A4	6.00%		04/25/2037	77,794

Total Non-Agency Residential Collateralized Mortgage Obligations (Cost $299,961,312)					297,863,730

US Corporate Bonds - 7.1%
395,000	Acrisure LLC	8.13%	^	02/15/2024	408,578
775,000	AECOM	5.13%		03/15/2027	809,875
350,000	Air Medical Merger Sub Corporation	6.38%	^	05/15/2023	315,000
110,000	AK Steel Corporation	7.63%		10/01/2021	108,900
140,000	AK Steel Corporation	6.38%		10/15/2025	112,700
345,000	Albertson’s Holdings LLC	5.75%		03/15/2025	349,312
200,000	Albertson’s Holdings LLC	7.50%	^	03/15/2026	214,500
765,000	Alliant Holdings Intermediate LLC	8.25%	^	08/01/2023	787,720
300,000	Allied Universal Holding Company	6.63%	^	07/15/2026	305,625
215,000	Allied Universal Holding Company	9.75%	^	07/15/2027	215,537
800,000	Allison Transmission, Inc.	5.00%	^	10/01/2024	819,000
325,000	AMC Merger, Inc.	8.00%	^	05/15/2025	196,625
380,000	American Axle & Manufacturing, Inc.	6.25%		03/15/2026	377,150
265,000	Amsted Industries, Inc.	5.63%	^	07/01/2027	276,925
790,000	Antero Midstream Partners LP	5.75%	^	03/01/2027	791,975
660,000	Aramark Services, Inc.	5.00%	^	04/01/2025	671,550
305,000	Argos Merger Sub, Inc.	7.13%	^	03/15/2023	287,462
580,000	Ascend Learning LLC	6.88%	^	08/01/2025	593,050
185,000	Ascend Learning LLC	6.88%	^	08/01/2025	188,876
1,170,000	Ashland, Inc.	4.75%		08/15/2022	1,227,037
675,000	AssuredPartners, Inc.	7.00%	^	08/15/2025	674,156
695,000	Avantor, Inc.	9.00%	^	10/01/2025	776,662
510,000	B&G Foods, Inc.	5.25%		04/01/2025	517,012
195,000	Banff Merger Sub, Inc.	9.75%	^	09/01/2026	170,137
210,000	Bausch Health Companies, Inc.	7.00%	^	03/15/2024	223,671
170,000	Bausch Health Companies, Inc.	5.75%	^	08/15/2027	179,092
545,000	Bausch Health Companies, Inc.	7.00%	^	01/15/2028	566,119
545,000	Bausch Health Companies, Inc.	7.25%	^	05/30/2029	568,162
790,000	Beacon Escrow Corporation	4.88%	^	11/01/2025	785,062
270,000	Berry Global Escrow Corporation	5.63%	^	07/15/2027	281,475
785,000	Boyne USA, Inc.	7.25%	^	05/01/2025	853,687
730,000	Builders FirstSource, Inc.	5.63%	^	09/01/2024	755,127
80,000	Builders FirstSource, Inc.	6.75%	^	06/01/2027	84,800
215,000	Calfrac Holdings LP	8.50%	^	06/15/2026	151,575
280,000	Calpine Corporation	5.75%		01/15/2025	278,950
275,000	Calpine Corporation	5.25%	^	06/01/2026	280,844
195,000	Carvana Company	8.88%	^	10/01/2023	197,974
250,000	Catalent Pharma Solutions, Inc.	5.00%	^	07/15/2027	255,000
1,130,000	CCO Holdings LLC	5.75%	^	02/15/2026	1,187,912
395,000	CCO Holdings LLC	5.00%	^	02/01/2028	404,361
275,000	CDK Global, Inc.	5.88%		06/15/2026	292,187
195,000	CDK Global, Inc.	5.25%	^	05/15/2029	202,312
320,000	Cedar Fair LP	5.25%	^	07/15/2029	327,200
445,000	Cengage Learning, Inc.	9.50%	^	06/15/2024	426,087
735,000	Centene Corporation	4.75%		01/15/2025	760,512
240,000	Centene Corporation	5.38%	^	06/01/2026	252,900
270,000	Century Communities, Inc.	6.75%	^	06/01/2027	274,387
400,000	CFX Escrow Corporation	6.00%	^	02/15/2024	424,500
385,000	CFX Escrow Corporation	6.38%	^	02/15/2026	413,394
660,000	Cheniere Energy Partners LP	5.25%		10/01/2025	684,750
315,000	Cheniere Energy Partners LP	5.63%	^	10/01/2026	333,112
490,000	Cincinnati Bell, Inc.	7.00%	^	07/15/2024	434,875
340,000	Clean Harbors, Inc.	4.88%	^	07/15/2027	346,409
110,000	Clean Harbors, Inc.	5.13%	^	07/15/2029	112,475
355,000	Clear Channel Worldwide Holdings, Inc.	9.25%	^	02/15/2024	386,062
190,000	CNO Financial Group, Inc.	5.25%		05/30/2029	206,150
667,000	CNX Midstream Partners LP	6.50%	^	03/15/2026	636,985
355,000	CommScope Finance LLC	5.50%	^	03/01/2024	366,094
130,000	CommScope Finance LLC	6.00%	^	03/01/2026	133,900
310,000	Constellation Merger Sub, Inc.	8.50%	^	09/15/2025	289,075
660,000	Cott Holdings, Inc.	5.50%	^	04/01/2025	674,850
470,000	CRC Issuer LLC	5.25%	^	10/15/2025	471,175
510,000	Credit Acceptance Corporation	6.63%	^	03/15/2026	537,412
410,000	Crown Americas LLC	4.50%		01/15/2023	427,937
729,000	Crown Americas LLC	4.75%		02/01/2026	750,870
750,000	CSC Holdings LLC	5.38%	^	07/15/2023	772,500
515,000	CSC Holdings LLC	5.25%		06/01/2024	536,244
610,000	CSI Compressco LP	7.50%	^	04/01/2025	601,612
500,000	Dana Financing Ltd.	5.75%	^	04/15/2025	515,625
315,000	DISH DBS Corporation	5.88%		11/15/2024	299,250
305,000	Eagle Holding LLC (PIK 9.00%)	7.75%	^	05/15/2022	308,050
300,000	EES Finance Corporation	8.13%		05/01/2025	306,375
390,000	Eldorado Resorts, Inc.	6.00%		04/01/2025	411,937
500,000	Embarq Corporation	8.00%		06/01/2036	486,410
400,000	Energizer Holdings, Inc.	7.75%	^	01/15/2027	433,932
726,000	Ensemble S Merger Sub, Inc.	9.00%	^	09/30/2023	752,317
45,000	Enterprise Merger Sub, Inc.	8.75%	^	10/15/2026	31,387
255,000	EP Energy LLC	7.75%	^	05/15/2026	228,862
901,000	ESH Hospitality, Inc.	5.25%	^	05/01/2025	925,777
155,000	Extraction Oil & Gas, Inc.	5.63%	^	02/01/2026	125,937
345,000	Financial & Risk US Holdings, Inc.	6.25%	^	05/15/2026	355,695
355,000	Financial & Risk US Holdings, Inc.	8.25%	^	11/15/2026	366,005
455,000	Flex Acquisition Company, Inc.	6.88%	^	01/15/2025	414,050
430,000	Foresight Energy LLC	11.50%	^	04/01/2023	245,100
490,000	Frontdoor, Inc.	6.75%	^	08/15/2026	523,075
120,000	Frontier Communications Corporation	8.50%		04/15/2020	98,400
280,000	Frontier Communications Corporation	8.50%	^	04/01/2026	272,300
310,000	Frontier Communications Corporation	8.00%	^	04/01/2027	323,175
237,000	FTS International, Inc.	6.25%		05/01/2022	221,002
775,000	Genesys Telecommunications Laboratories, Inc.	10.00%	^	11/30/2024	843,781
435,000	Gogo Finance Company, Inc.	9.88%	^	05/01/2024	448,594
240,000	Golden Entertainment, Inc.	7.63%	^	04/15/2026	246,000
855,000	Golden Nugget, Inc.	6.75%	^	10/15/2024	882,787
200,000	Gray Television, Inc.	5.13%	^	10/15/2024	204,250
340,000	Gray Television, Inc.	7.00%	^	05/15/2027	369,750
195,000	GrubHub Holdings, Inc.	5.50%	^	07/01/2027	200,630
565,000	GTT Communications, Inc.	7.88%	^	12/31/2024	464,712
405,000	Gulfport Energy Corporation	6.38%		05/15/2025	315,394
185,000	HCA Healthcare, Inc.	6.25%		02/15/2021	194,250
195,000	HCA, Inc.	5.25%		04/15/2025	216,432
1,105,000	HCA, Inc.	5.38%		09/01/2026	1,193,400
55,000	HCA, Inc.	5.88%		02/01/2029	60,362
1,105,000	Hess Infrastructure Partners LP	5.63%	^	02/15/2026	1,142,294
225,000	Hexion, Inc.	7.88%	^	07/15/2027	226,687
560,000	HilCorporationEnergy LP	6.25%	^	11/01/2028	566,300
1,115,000	Hilton Domestic Operating Company, Inc.	4.25%		09/01/2024	1,134,512
330,000	IAA Spinco, Inc.	5.50%	^	06/15/2027	344,025
355,000	Icahn Enterprises Finance Corporation	6.25%		02/01/2022	365,650
135,000	Icahn Enterprises Finance Corporation	6.38%		12/15/2025	138,145
690,000	Icahn Enterprises Finance Corporation	6.25%	^	05/15/2026	699,487
110,000	iHeartCommunications, Inc.	6.38%		05/01/2026	117,287
55,000	iHeartCommunications, Inc.	8.38%		05/01/2027	57,889
305,000	Indigo Natural Resources LLC	6.88%	^	02/15/2026	275,263
720,000	Informatica LLC	7.13%	^	07/15/2023	734,522
475,000	IQVIA, Inc.	5.00%	^	05/15/2027	491,625
525,000	IRB Holding Corporation	6.75%	^	02/15/2026	523,687
610,000	Iridium Communications, Inc.	10.25%	^	04/15/2023	664,900
65,000	JBS LLC	5.75%	^	06/15/2025	67,844
95,000	JBS USA Finance, Inc.	5.88%	^	07/15/2024	97,969
390,000	JBS USA Finance, Inc.	6.75%	^	02/15/2028	425,100
375,000	JBS USA Finance, Inc.	6.50%	^	04/15/2029	408,281
635,000	JELD-WEN, Inc.	4.63%	^	12/15/2025	624,681
560,000	KAR Auction Services, Inc.	5.13%	^	06/01/2025	572,600
335,000	Kratos Defense & Security Solutions, Inc.	6.50%	^	11/30/2025	360,963
300,000	Level 3 Communications, Inc.	5.75%		12/01/2022	303,375
690,000	Level 3 Financing, Inc.	5.38%		01/15/2024	706,388
510,000	Lions Gate Capital Holdings LLC	6.38%	^	02/01/2024	537,413
680,000	Live Nation Entertainment, Inc.	5.63%	^	03/15/2026	714,850
720,000	LTF Merger Sub, Inc.	8.50%	^	06/15/2023	738,900
440,000	Marriott Ownership Resorts, Inc.	6.50%		09/15/2026	474,100
175,000	Masonite International Corporation	5.63%	^	03/15/2023	180,906
470,000	Masonite International Corporation	5.75%	^	09/15/2026	485,275
590,000	Match Group, Inc.	5.00%	^	12/15/2027	620,916
175,000	Matterhorn Merger Sub LLC	8.50%	^	06/01/2026	156,188
430,000	MGM Growth Properties LP	5.75%	^	02/01/2027	463,863
510,000	MGM Resorts International	5.75%		06/15/2025	557,165
240,000	Moss Creek Resources Holdings, Inc.	7.50%	^	01/15/2026	205,800
465,000	MPH Acquisition Holdings LLC	7.13%	^	06/01/2024	438,356
410,000	MPT Operating Partnership LP	5.25%		08/01/2026	428,963
695,000	MPT Operating Partnership LP	5.00%		10/15/2027	717,588
290,000	Nabors Industries, Inc.	5.75%		02/01/2025	258,463
640,000	Navient Corporation	6.50%		06/15/2022	681,434
350,000	Netflix, Inc.	5.88%		02/15/2025	386,750
175,000	Netflix, Inc.	5.38%	^	11/15/2029	186,321
730,000	NFP Corporation	6.88%	^	07/15/2025	725,219
205,000	NGL Energy Finance Corporation	7.50%	^	04/15/2026	214,225
425,000	NRG Energy, Inc.	5.25%	^	06/15/2029	453,688
380,000	NuStar Logistics LP	6.00%		06/01/2026	394,250
325,000	NVA Holdings, Inc.	6.88%	^	04/01/2026	341,250
360,000	Oasis Petroleum, Inc.	6.88%		03/15/2022	358,875
260,000	Oasis Petroleum, Inc.	6.25%	^	05/01/2026	252,850
470,000	Panther BF Aggregator LP	6.25%	^	05/15/2026	489,388
175,000	Panther BF Aggregator LP	8.50%	^	05/15/2027	180,688
340,000	Par Petroleum Finance Corporation	7.75%	^	12/15/2025	337,875
520,000	Parsley Energy LLC	5.63%	^	10/15/2027	546,000
935,000	Peabody Securities Finance Corporation	6.00%	^	03/31/2022	960,713
605,000	Penn National Gaming, Inc.	5.63%	^	01/15/2027	598,950
155,000	PetSmart, Inc.	5.88%	^	06/01/2025	151,125
740,000	Pilgrim’s Pride Corporation	5.88%	^	09/30/2027	769,600
285,000	Polaris Intermediate Corporation (PIK 9.25%)	8.50%	^	12/01/2022	252,938
545,000	Post Holdings, Inc.	5.50%	^	03/01/2025	564,756
105,000	Post Holdings, Inc.	5.50%	^	12/15/2029	105,656
284,000	Prime Security Services Borrower LLC	9.25%	^	05/15/2023	298,789
315,000	QEP Resources, Inc.	5.25%		05/01/2023	304,763
245,000	QEP Resources, Inc.	5.63%		03/01/2026	231,525
120,000	Radiate Finance, Inc.	6.88%	^	02/15/2023	120,600
290,000	Radiate Finance, Inc.	6.63%	^	02/15/2025	282,025
485,000	Resideo Funding, Inc.	6.13%	^	11/01/2026	505,613
255,000	Riverbed Technology, Inc.	8.88%	^	03/01/2023	171,488
360,000	Schweitzer-Mauduit International, Inc.	6.88%	^	10/01/2026	369,000
410,000	Scientific Games International, Inc.	5.00%	^	10/15/2025	415,125
400,000	Scientific Games International, Inc.	8.25%	^	03/15/2026	420,996
1,030,000	Select Medical Corporation	6.38%		06/01/2021	1,032,678
494,000	Sirius XM Radio, Inc.	5.38%	^	07/15/2026	513,760
260,000	Sirius XM Radio, Inc.	5.50%	^	07/01/2029	267,202
700,000	Six Flags Entertainment Corporation	4.88%	^	07/31/2024	712,250
360,000	Springleaf Finance Corporation	6.88%		03/15/2025	395,093
60,000	Springleaf Finance Corporation	7.13%		03/15/2026	65,682
95,000	Springleaf Finance Corporation	6.63%		01/15/2028	99,988
900,000	Sprint Capital Corporation	6.88%		11/15/2028	933,750
865,000	Sprint Corporation	7.13%		06/15/2024	919,322
580,000	SS&C Technologies, Inc.	5.50%	^	09/30/2027	602,838
455,000	Staples, Inc.	7.50%	^	04/15/2026	453,458
365,000	Star Merger Sub, Inc.	6.88%	^	08/15/2026	386,900
400,000	Stevens Holding Company, Inc.	6.13%	^	10/01/2026	423,000
580,000	SunCoke Energy Partners Finance Corporation	7.50%	^	06/15/2025	568,400
430,000	Sunoco LP	5.50%		02/15/2026	448,813
230,000	Sunoco LP	6.00%	^	04/15/2027	242,075
250,000	Talen Energy Supply LLC	6.63%	^	01/15/2028	249,375
220,000	Tapstone Energy Finance Corporation	9.75%	^	06/01/2022	152,900
395,000	Targa Resources Partners Finance Corporation	5.88%		04/15/2026	420,181
180,000	Targa Resources Partners Finance Corporation	6.50%	^	07/15/2027	196,650
795,000	Tempo Acquisition Finance Corporation	6.75%	^	06/01/2025	822,825
706,000	Tempur Sealy International, Inc.	5.50%		06/15/2026	735,123
395,000	Tenet Healthcare Corporation	7.00%		08/01/2025	395,000
435,000	Tenet Healthcare Corporation	6.25%	^	02/01/2027	448,594
390,000	TerraForm Power Operating LLC	4.25%	^	01/31/2023	392,438
590,000	The ServiceMaster Company LLC	5.13%	^	11/15/2024	608,438
365,000	The William Carter Company	5.63%	^	03/15/2027	383,706
1,170,000	T-Mobile USA, Inc.	4.50%		02/01/2026	1,202,175
510,000	TransDigm, Inc.	6.25%	^	03/15/2026	534,863
305,000	TransDigm, Inc.	6.38%		06/15/2026	309,956
184,275	Transocean Guardian Ltd.	5.88%	^	01/15/2024	188,191
535,000	Transocean Poseidon Ltd.	6.88%	^	02/01/2027	566,766
337,500	Transocean Proteus Ltd.	6.25%	^	12/01/2024	349,734
260,000	Transocean, Inc.	7.25%	^	11/01/2025	247,325
315,000	Trident Merger Sub, Inc.	6.63%	^	11/01/2025	295,313
485,000	Triumph Group, Inc.	7.75%		08/15/2025	470,450
240,000	Twin River Worldwide Holdings, Inc.	6.75%	^	06/01/2027	250,800
365,000	Uber Technologies, Inc.	8.00%	^	11/01/2026	389,681
570,000	United Rentals North America, Inc.	6.50%		12/15/2026	618,450
170,000	United Rentals North America, Inc.	5.25%		01/15/2030	175,100
175,000	Univision Communications, Inc.	5.13%	^	05/15/2023	171,938
795,000	USA Compression Partners LP	6.88%	^	09/01/2027	838,812
538,000	Verscend Escrow Corporation	9.75%	^	08/15/2026	561,538
775,000	Viking Cruises Ltd.	5.88%	^	09/15/2027	786,625
250,000	Vine Oil & Gas Finance Corporation	8.75%	^	04/15/2023	163,750
715,000	Vistra Operations Co LLC	5.63%	^	02/15/2027	759,688
350,000	Vistra Operations Company LLC	5.50%	^	09/01/2026	370,563
540,000	Vizient, Inc.	6.25%	^	05/15/2027	571,752
450,000	Wand Merger Corporation	8.13%	^	07/15/2023	460,125
610,000	Waste Pro, Inc.	5.50%	^	02/15/2026	626,775
210,000	Weatherford International Ltd.	9.88%	Ω	02/15/2024	110,775
475,000	WellCare Health Plans, Inc.	5.25%		04/01/2025	496,969
505,000	WellCare Health Plans, Inc.	5.38%	^	08/15/2026	536,563
110,000	WeWork Companies, Inc.	7.88%	^	05/01/2025	109,076
560,000	Whiting Petroleum Corporation	6.63%		01/15/2026	542,850

Total US Corporate Bonds (Cost $97,706,013)					99,287,881

US Government and Agency Mortgage Backed Obligations - 0.9%
6,135,044	Federal Home Loan Mortgage Corporation Pass-Thru, Series K722-X1	1.44%	#I/O	03/25/2023	239,141
2,531,952	Federal Home Loan Mortgage Corporation, Series 3926-HS (-1 x 1 Month LIBOR USD + 6.45%, 6.45% Cap)	4.06%	I/F I/O	09/15/2041	415,193
476,036	Federal Home Loan Mortgage Corporation, Series 4390-NY	3.00%		06/15/2040	484,275
615,601	Federal Home Loan Mortgage Corporation, Series 4471-GA	3.00%		02/15/2044	630,587
933,988	Federal National Mortgage Association, Series 2015-59-A	3.00%		06/25/2041	944,310
8,488,051	Federal National Mortgage Association, Series 2018-55-FA (1 Month LIBOR USD + 0.30%, 0.30% Floor, 6.50% Cap)	2.70%		08/25/2048	8,467,734
112,464,286	Government National Mortgage Association, Series 2013-155-IB	0.17%	#I/O	09/16/2053	1,945,104

Total US Government and Agency Mortgage Backed Obligations (Cost $13,935,529)					13,126,344

US Government and Agency Obligations - 3.3%
24,799,290	United States Treasury Inflation Indexed Bonds	0.13%		04/15/2021	24,572,633
21,605,010	United States Treasury Inflation Indexed Bonds	0.63%		04/15/2023	21,864,325

Total US Government and Agency Obligations (Cost $46,051,585)					46,436,958

Affiliated Mutual Funds - 7.1%
9,309,141	DoubleLine Global Bond Fund (Class I)				98,118,347

Total Affiliated Mutual Funds (Cost $95,418,043)					98,118,347

Exchange Traded Funds and Common Stocks - 0.0%
5,568	Frontera Energy Corporation				55,684

Total Exchange Traded Funds and Common Stocks (Cost $473,923)					55,684

Warrants - 0.0%
29,269	OAS S.A., Expiration 5/16/2039, Strike Price BRL 1.00* Þ				-

Total Warrants (Cost $–)					-

Short Term Investments - 4.4%
20,191,009	First American Government Obligations Fund - Class U	2.31%	◆		20,191,009
20,191,009	JP Morgan U.S. Government Money Market Fund - Institutional Share Class	2.26%	◆		20,191,009
20,191,009	Morgan Stanley Institutional Liquidity Funds Government Portfolio - Institutional Share Class	2.24%	◆		20,191,009

Total Short Term Investments (Cost $60,573,027)					60,573,027

Total Investments - 100.0% (Cost $1,388,480,425)					1,388,411,146
Other Assets in Excess of Liabilities - 0.0%					555,968

NET ASSETS - 100.0%					$1,388,967,114

^

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. These securities are determined to be liquid by the Adviser, unless otherwise noted, under procedures established by the Fund’s Board of Trustees. At June 30, 2019, the value of these securities amounted to $701,723,072 or 50.5% of net assets.

#

Coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. The rate disclosed is as of June 30, 2019.

P/O	Principal only security

±

Coupon rate is variable or floats based on components including but not limited to reference rate and spread. These securities may not indicate a reference rate and/or spread in their description. The rate disclosed is as of June 30, 2019.

†	Perpetual Maturity

I/O	Interest only security

I/F

Inverse floating rate security whose interest rate moves in the opposite direction of reference interest rates. Reference interest rates are typically based on a negative multiplier or slope. Interest rate may also be subject to a cap or floor.

&	Unfunded or partially unfunded loan commitment. At June 30, 2019, the value of these securities amounted to $111,296 or 0.0% of net assets.

PIK

A payment-in-kind security in which the issuer may make interest or dividend payments in cash or additional securities. These additional securities generally have the same terms as the original holdings.

§

The interest rate will step up if the issuer does not redeem the bond on or before a scheduled redemption date in accordance with the terms of the instrument. The interest rate shown is the rate in effect as of June 30, 2019.

D	Security is in default

Ω	Security is in default or has failed to make a scheduled payment. Income is not being accrued.

Δ

This mortgage-backed bond accrues interest which is added to the outstanding principal balance. The interest payment will be deferred until all other tranches in the structure are paid off. The rate disclosed is as of June 30, 2019.

Þ	Value determined using significant unobservable inputs.

◆	Seven-day yield as of June 30, 2019

BRL	Brazilian Real

*	Non-income producing security

SECURITY TYPE BREAKDOWN as a % of Net Assets:

Non-Agency Residential Collateralized Mortgage Obligations	21.4%
Foreign Corporate Bonds	16.2%
Collateralized Loan Obligations	15.8%
Non-Agency Commercial Mortgage Backed Obligations	10.7%
Bank Loans	7.6%
US Corporate Bonds	7.1%
Affiliated Mutual Funds	7.1%
Short Term Investments	4.4%
Asset Backed Obligations	4.3%
US Government and Agency Obligations	3.3%
Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	1.2%
US Government and Agency Mortgage Backed Obligations	0.9%
Exchange Traded Funds and Common Stocks	0.0%	~
Warrants	0.0%	~
Other Assets and Liabilities	0.0%	~

	100.0%

INVESTMENT BREAKDOWN as a % of Net Assets:

Non-Agency Residential Collateralized Mortgage Obligations	21.4%
Collateralized Loan Obligations	15.8%
Non-Agency Commercial Mortgage Backed Obligations	10.7%
Affiliated Mutual Funds	7.1%
Short Term Investments	4.4%
Energy	4.3%
Asset Backed Obligations	4.3%
Banking	3.4%
US Government and Agency Obligations	3.3%
Utilities	2.9%
Telecommunications	2.5%
Healthcare	1.7%
Consumer Products	1.2%
Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	1.2%
Finance	1.1%
Media	1.1%
Transportation	1.1%
Electronics/Electric	1.0%
Mining	1.0%
Business Equipment and Services	1.0%
Hotels/Motels/Inns and Casinos	0.9%
US Government and Agency Mortgage Backed Obligations	0.9%
Building and Development (including Steel/Metals)	0.8%
Chemicals/Plastics	0.7%
Leisure	0.6%
Technology	0.6%
Food Products	0.5%
Insurance	0.5%
Automotive	0.4%
Containers and Glass Products	0.4%
Industrial Equipment	0.4%
Food Service	0.4%
Retailers (other than Food/Drug)	0.4%
Aerospace & Defense	0.3%
Commercial Services	0.3%
Construction	0.3%
Real Estate	0.2%
Pharmaceuticals	0.2%
Environmental Control	0.2%
Financial Intermediaries	0.1%
Pulp & Paper	0.1%
Conglomerates	0.1%
Chemical Products	0.1%
Home Furnishings	0.1%
Cosmetics/Toiletries	0.0%	~
Diversified Manufacturing	0.0%	~
Food/Drug Retailers	0.0%	~
Beverage and Tobacco	0.0%	~
Other Assets and Liabilities	0.0%	~

	100.0%

~	Represents less than 0.05% of net assets

A summary of the DoubleLine Flexible Income Fund’s investments in affiliated mutual funds for the period ended June 30, 2019 is as follows:

Fund	Value at March 31, 2019	Gross Purchases	Gross Sales	Shares Held at June 30, 2019	Value at June 30, 2019	Change in Unrealized for the Period Ended June 30, 2019	Dividend Income Earned in the Period Ended June 30, 2019	Net Realized Gain (Loss) in the Period Ended June 30, 2019
DoubleLine Global Bond Fund (Class I)	$84,749,820	$11,000,000	$-	9,309,141	$98,118,347	$2,368,527	$403,242	$(331,957)

	$84,749,820	$11,000,000	$-	9,309,141	$98,118,347	$2,368,527	$403,242	$(331,957)

Notes to Schedule of Investments June 30, 2019 (Unaudited)

1.  Organization

DoubleLine Funds Trust, a Delaware statutory trust (the “Trust”), is an open-end investment management company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust consists of 17 funds, DoubleLine Total Return Bond Fund, DoubleLine Core Fixed Income Fund, DoubleLine Emerging Markets Fixed Income Fund, DoubleLine Multi-Asset Growth Fund, DoubleLine Low Duration Bond Fund, DoubleLine Floating Rate Fund, DoubleLine Shiller Enhanced CAPE®, DoubleLine Flexible Income Fund, DoubleLine Low Duration Emerging Markets Fixed Income Fund, DoubleLine Selective Credit Fund, Doubleline Long Duration Total Return Bond Fund, DoubleLine Strategic Commodity Fund, DoubleLine Global Bond Fund, DoubleLine Infrastructure Income Fund, DoubleLine Ultra Short Bond Fund, DoubleLine Shiller Enhanced International CAPE®, DoubleLine Colony Real Estate and Income Fund and Doubleline Emerging Markets Local Currency Bond Fund (each, a “Fund” and, collectively, the “Funds”). For financial information related to the DoubleLine Selective Credit Fund, please refer to the DoubleLine Selective Credit Fund’s separate schedule of investments.

Each Fund is classified as a diversified fund under the 1940 Act, except the Global Bond Fund, Infrastructure Income Fund, and Strategic Commodity Fund, which are classified as non-diversified Funds. Currently under the 1940 Act, a diversified fund generally may not, with respect to 75% of its total assets, invest more than 5% of its total assets in the securities of any one issuer or own more than 10% of the outstanding voting securities of such issuer (except, in each case, U.S. Government securities, cash, cash items and the securities of other investment companies). The remaining 25% of a fund’s total assets is not subject to this limitation.

The Funds’ investment objectives and commencement of operations of each share class are as follows:

Commencement of Operations

Fund Name	Investment Objective	I Shares	N Shares	A Shares

DoubleLine Total Return Bond Fund	Maximize total return	4/6/2010	4/6/2010	—

DoubleLine Core Fixed Income Fund	Maximize current income and total return	6/1/2010	6/1/2010	—

DoubleLine Emerging Markets Fixed Income Fund	Seek high total return from current income and capital appreciation	4/6/2010	4/6/2010	—

DoubleLine Multi-Asset Growth Fund (Consolidated)	Seek long-term capital appreciation	12/20/2010	—	12/20/2010

DoubleLine Low Duration Bond Fund	Seek current income	9/30/2011	9/30/2011	—

DoubleLine Floating Rate Fund	Seek high level of current income	2/1/2013	2/1/2013	—

DoubleLine Shiller Enhanced CAPE®	Seek total return which exceeds the total return of its benchmark index	10/31/2013	10/31/2013	—

DoubleLine Flexible Income Fund	Seek long-term total return while striving to generate current income	4/7/2014	4/7/2014	—

DoubleLine Low Duration Emerging Markets Fixed Income Fund	Seek long-term total return	4/7/2014	4/7/2014	—

DoubleLine Long Duration Total Return Bond Fund	Seek long-term total return	12/15/2014	12/15/2014	—

DoubleLine Strategic Commodity Fund (Consolidated)	Seek long-term total return	5/18/2015	5/18/2015	—

DoubleLine Global Bond Fund	Seek long-term total return	12/17/2015	12/17/2015	—

DoubleLine Infrastructure Income Fund	Seek long-term total return while striving to generate current income	4/1/2016	4/1/2016	—

DoubleLine Ultra Short Bond Fund	Seek to provide a level of current income consistent with limited price volatility	6/30/2016	6/30/2016	—

DoubleLine Shiller Enhanced International CAPE®	Seek total return which exceeds the total return of its benchmark index over a full market cycle	12/23/2016	12/23/2016	—

DoubleLine Colony Real Estate and Income Fund	Seek total return which exceeds the total return of its benchmark index over a full market cycle	12/17/2018	12/17/2018	—

DoubleLine Emerging Markets Local Currency Bond Fund	Seek high total return from current income and capital appreciation	6/28/2019	6/28/2019	—

2.  Significant Accounting Policies

Each Fund is an investment company that applies the accounting and reporting guidance issued in Topic 946, “Financial Services—Investment Companies”, by the Financial Accounting Standards Board (“FASB”). The following is a summary of the significant accounting policies of the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America (“US GAAP”).

A. Security Valuation. The Funds have adopted US GAAP fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

•	Level 1—Unadjusted quoted market prices in active markets for identical securities

•	Level 2—Quoted prices for identical or similar assets in markets that are not active, or inputs derived from observable market data

•	Level 3—Significant unobservable inputs (including the reporting entity’s estimates and assumptions)

Notes to Financial Statements (Cont.)

Market values for domestic and foreign fixed income securities are normally determined on the basis of valuations provided by independent pricing services. Vendors typically value such securities based on one or more inputs described in the following table which is not intended to be a complete list. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed income securities in which the Funds are authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income securities. Securities that use similar valuation techniques and inputs as described in the following table are categorized as Level 2 of the fair value hierarchy. To the extent the significant inputs are unobservable, the values generally would be categorized as Level 3. Assets and liabilities may be transferred between levels.

Fixed-income class	Examples of Inputs

All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds and notes; convertible securities	Standard inputs and underlying equity of the issuer

US bonds and notes of government and government agencies	Standard inputs

Residential and commercial mortgage-backed obligations; asset-backed obligations (including collateralized loan obligations)	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information, trustee reports

Bank loans	Standard inputs

Investments in registered open-end management investment companies will be valued based upon the net asset value (“NAV”) of such investments and are categorized as Level 1 of the fair value hierarchy.

Common stocks, exchange-traded funds and financial derivative instruments, such as futures contracts or options contracts, that are traded on a national securities or commodities exchange, are typically valued at the last reported sales price, in the case of common stocks and exchange-traded funds, or, in the case of futures contracts or options contracts, the settlement price determined by the relevant exchange. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Over-the-counter financial derivative instruments, such as forward currency exchange contracts, options contracts, or swap agreements, derive their values from underlying asset prices, indices, reference rates, other inputs or a combination of these factors. These instruments are normally valued on the basis of evaluations provided by independent pricing services or broker dealer quotations. Depending on the instrument and the terms of the transaction, the value of the derivative instruments can be estimated by a pricing service provider using a series of techniques, such as simulation pricing models. The pricing models use issuer details and other inputs that are observed from actively quoted markets such as indices, spreads, interest rates, curves, dividends and exchange rates. Derivatives that use similar valuation techniques and inputs as described above are normally categorized as Level 2 of the fair value hierarchy.

Securities may be fair valued by the Adviser in accordance with the fair valuation procedures approved by the Board of Trustees (the “Board”). The Adviser’s valuation committee is generally responsible for overseeing the day to day valuation processes and reports periodically to the Board. The Adviser’s valuation committee and the pricing group are authorized to make all necessary determinations of the fair values of portfolio securities and other assets for which market quotations or third party vendor prices are not readily available or if it is deemed that the prices obtained from brokers and dealers or independent pricing services are deemed to be unreliable indicators of market or fair value.

The following is a summary of the fair valuations according to the inputs used to value the Funds’ investments as of June 30, 20191:

Category	DoubleLine Total Return Bond Fund	DoubleLine Core Fixed Income Fund	DoubleLine Emerging Markets Fixed Income Fund	DoubleLine Multi-Asset Growth Fund (Consolidated)	DoubleLine Low Duration Bond Fund	DoubleLine Floating Rate Fund

Investments in Securities

Level 1

Money Market Funds	$1,501,245,135	$458,192,157	$64,170,160	$52,369,809	$80,161,041	$3,509,571

Affiliated Mutual Funds	—	1,391,458,534	—	64,575,934	49,800,000	—

Exchange Traded Funds and Common Stocks	—	1,356,900	2,284,975	61,757,005	893,288	—

Real Estate Investment Trusts	—	—	—	2,806,856	—	—

Total Level 1	1,501,245,135	1,851,007,591	66,455,135	181,509,604	130,854,329	3,509,571

Level 2

US Government and Agency Mortgage Backed Obligations	23,467,181,842	1,718,237,591	—	6,087,768	332,697,127	—

Non-Agency Residential Collateralized Mortgage Obligations	13,870,898,355	1,027,265,278	—	14,160,060	1,297,177,522	—

US Government and Agency Obligations	4,347,742,046	1,934,647,087	—	—	334,382,654	—

Non-Agency Commercial Mortgage Backed Obligations	4,054,353,569	904,306,978	—	—	1,218,474,368	—

Collateralized Loan Obligations	2,735,122,973	359,897,695	—	1,284,588	1,153,027,870	1,958,049

Asset Backed Obligations	2,302,971,883	245,068,650	—	846,395	600,025,403	—

Other Short Term Investments	1,247,801,399	434,044,008	—	11,929,239	184,626,531	—

Foreign Corporate Bonds	—	1,570,839,774	1,097,600,865	—	1,124,706,881	6,295,663

US Corporate Bonds	—	1,493,481,314	—	—	402,182,531	37,728,192

Bank Loans	—	482,197,081	—	—	357,514,311	379,722,586

Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	—	136,201,540	90,823,871	—	58,287,790	—

Municipal Bonds	—	10,719,414	—	—	—	—

Total Level 2	52,026,072,067	10,316,906,410	1,188,424,736	34,308,050	7,063,102,988	425,704,490

Level 3

Non-Agency Residential Collateralized Mortgage Obligations	304,336,700	40,889,022	—	952,690	1,265,984	—

Asset Backed Obligations	—	8,645,077	—	—	—	—

Non-Agency Commercial Mortgage Backed Obligations	—	3,467,652	—	—	—	—

Foreign Corporate Bonds	—	51,002	82,503	—	—	—

Warrants	—	—	1	—	—	—

Total Level 3	304,336,700	53,052,753	82,504	952,690	1,265,984	—

Total	$53,831,653,902	$12,220,966,754	$1,254,962,375	$216,770,344	$7,195,223,301	$429,214,061

Other Financial Instruments

Level 1

Futures Contracts	$—	$—	$—	$1,186,553	$—	$—

Total Level 1	—	—	—	1,186,553	—	—

Level 2

Excess Return Swaps	—	—	—	4,238,171	—	—

Forward Currency Exchange Contracts	—	—	—	24,621	—	—

Total Level 2	—	—	—	4,262,792	—	—

Level 3	—	—	—	—	—	—

Total	$—	$—	$—	$5,449,345	$—	$—

Category	DoubleLine Shiller Enhanced CAPE®	DoubleLine Flexible Income Fund	DoubleLine Low Duration Emerging Markets Fixed Income Fund	DoubleLine Long Duration Total Return Bond Fund	DoubleLine Strategic Commodity Fund (Consolidated)	DoubleLine Global Bond Fund

Investments in Securities

Level 1

Money Market Funds	$372,839,493	$60,573,027	$5,132,014	$1,919,487	$38,402,511	$4,661,618

Affiliated Mutual Funds	200,149,451	98,118,347	—	—	—	—

Exchange Traded Funds and Common Stock	—	55,684	212,483	—	—	—

Total Level 1	572,988,944	158,747,058	5,344,497	1,919,487	38,402,511	4,661,618

Level 2

Collateralized Loan Obligations	883,965,159	218,861,055	—	—	—	—

Non-Agency Commercial Mortgage Backed Obligations	856,607,591	147,592,980	—	—	—	—

Non-Agency Residential Collateralized Mortgage Obligations	788,584,247	266,652,250	—	—	—	—

Foreign Corporate Bonds	580,492,685	225,599,524	203,315,557	—	—	—

US Government and Agency Obligations	562,972,089	46,436,958	—	24,686,970	—	234,309,765

Bank Loans	516,108,185	104,524,399	—	—	—	—

Other Short Term Investments	456,884,469	—	—	3,672,854	401,666,910	—

Asset Backed Obligations	437,560,617	59,693,847	—	—	—	—

US Government and Agency Mortgage Backed Obligations	435,802,395	13,126,344	—	59,002,617	—	—

US Corporate Bonds	336,866,606	99,287,881	—	—	—	—

Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	33,771,981	16,198,696	24,466,171	—	—	919,643,822

Total Level 2	5,889,616,024	1,197,973,934	227,781,728	87,362,441	401,666,910	1,153,953,587

Level 3

Non-Agency Commercial Mortgage Backed Obligations	2,265,672	477,174	—	—	—	—

Foreign Corporate Bonds	1,498	1,500	4,494	—	—	—

Non-Agency Residential Collateralized Mortgage Obligations	—	31,211,480	—	—	—	—

Warrants	—	—	—	—	—	—

Total Level 3	2,267,170	31,690,154	4,494	—	—	—

Total	$6,464,872,138	$1,388,411,146	$233,130,719	$89,281,928	$440,069,421	$1,158,615,205

Other Financial Instruments

Level 1

Futures Contracts	$—	$—	$—	$356,068	$—	$—

Total Level 1	—	—	—	356,068	—	—

Level 2

Excess Return Swaps	284,743,977	—	—	—	18,459,485	—

Forward Currency Exchange Contracts	—	—	—	—	—	—

Total Level 2	284,743,977	—	—	—	18,459,485	—

Level 3	—	—	—	—	—	—

Total	$284,743,977	$—	$—	$356,068	$18,459,485	$—

Category	DoubleLine Infrastructure Income Fund	DoubleLine Ultra Short Bond Fund	DoubleLine Shiller Enhanced International CAPE®	Doubleline Colony Real Estate and Income Fund	Doubleline Emerging Markets Local Currency Bond Fund

Investments in Securities

Level 1

Money Market Funds	$23,346,976	$4,052,022	$6,357,372	$3,798,084	$10,000,000

Affiliated Mutual Funds	—	—	5,902,549	—	—

Total Level 1	23,346,976	4,052,022	12,259,921	3,798,084	10,000,000

Level 2

Asset Backed Obligations	246,020,408	—	4,698,452	8,553,108	—

US Corporate Bonds	157,375,655	68,111,476	4,021,379	7,997,083	—

Foreign Corporate Bonds	100,403,384	48,490,129	5,455,203	9,886,010	—

Commercial Paper	—	118,290,775	—	—	—

Other Short Term Investments	—	4,983,174	398,161	7,174,369	—

Collateralized Loan Obligations	—	—	9,879,656	17,298,747	—

Non-Agency Commercial Mortgage Backed Obligations	—	—	7,898,124	16,537,229	—

Non-Agency Residential Collateralized Mortgage Obligations	—	—	7,684,032	14,959,556	—

US Government and Agency Mortgage Backed Obligations	—	—	5,370,985	7,922,035	—

US Government and Agency Obligations	—	—	2,701,783	22,587,907	—

Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	—	—	70,333	586,838	—

Bank Loans	—	—	—	6,765,844	—

Total Level 2	503,799,447	239,875,554	48,178,108	120,268,726	—

Level 3

Foreign Corporate Bonds	10,510,043	—	—	—	—

Asset Backed Obligations	4,477,833	—	—	—	—

Total Level 3	14,987,876	—	—	—	—

Total	$542,134,299	$243,927,576	$60,438,029	$124,066,810	$10,000,000

Other Financial Instruments

Level 1	$—	$—	$—	$—	$—

Total Level 1	—	—	—	—	—

Level 2

Forward Currency Exchange Contracts	—	—	(1,124,969)	—	—

Excess Return Swaps	—	—	3,240,159	11,938,843	—

Total Level 2	—	—	2,115,190	11,938,843	—

Level 3	—	—	—	—	—

Total	$—	$—	$2,115,190	$11,938,843	$—

See the Schedules of Investments for further disaggregation of investment categories.

1 There were no transfers into or out of Level 1 during the period ended June 30, 2019.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

DoubleLine Flexible Income Fund	Fair Value as of 3/31/2019	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)[3]	Net Accretion (Amortization)	Purchases [1]	Sales [2]	Transfers Into Level 3[4]	Transfers Out of Level 3[4]	Fair Value as of 6/30/2019	Net Change in Unrealized Appreciation (Depreciation) on securities held at 6/30/2019 [3]
Investments in Securities
Non-Agency Residential Collateralized Mortgage Obligations	$31,930,691	$6,606	$(950,466)	$130,575	$132,843	$(38,769)	$-	$-	$31,211,480	$(958,143)
Non-Agency Commercial Mortgage Backed Obligations	502,275	-	(25,101)	-	-	-	-	-	477,174	(25,101)
Foreign Corporate Bonds	-	-	(195,500)	-	197,000	-	-	-	1,500	-

Total	$32,432,966	$6,606	$(1,171,067)	$130,575	$329,843	$(38,769)	$-	$-	$31,690,154	$(983,244)

DoubleLine Infrastructure Income Fund	Fair Value as of 3/31/2019	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)[3]	Net Accretion (Amortization)	Purchases [1]	Sales [2]	Transfers Into Level 3[4]	Transfers Out of Level 3[4]	Fair Value as of 6/30/2019	Net Change in Unrealized Appreciation (Depreciation) on securities held at 6/30/2019 [3]
Investments in Securities
Foreign Corporate Bonds	$10,288,000	$-	$222,722	$(679)	$-	$-	$-	$-	$10,510,043	$237,022
Asset Backed Obligations	4,987,050	2,565	1,152	-	-	(512,934)	-	-	4,477,833	2,663

Total	$15,275,050	$2,565	$223,874	$(679)	$-	$(512,934)	$-	$-	$14,987,876	$239,685

1 Purchases include all purchases of securities, payups and corporate actions.

2 Sales include all sales of securities, maturities, and paydowns.

3 Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on securities held at June 30, 2019 may be due to a security that was not held or categorized as Level 3 at either period end.

4 Transfers into or out of Level 3 can be attributed to changes in the availability of pricing sources and/or in the observability of significant inputs used to measure the fair value of those instruments.

The following is a summary of quantitative information about Level 3 Fair Value Measurements:

DoubleLine Flexible Income Fund	Fair Value as of 6/30/2019 *	Valuation Techniques	Unobservable Input	Unobservable Input Values (Weighted Average)+	Impact to valuation from an increase to input
Non-Agency Residential Collateralized Mortgage Obligations	$31,211,480	Market Comparables	Market Quotes	$90.31 - $104.69 ($97.48)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
Non-Agency Commercial Mortgage Backed Obligations	$477,174	Market Comparables	Yields	38.27% (38.27%)	Increase in yields would have resulted in the decrease in the fair value of the security
Foreign Corporate Bonds	$1,500	Enterprise Value	EBITDA multiples	5x - 6.5x (5.75x)	Significant changes in the EBITDA multiple would have resulted in direct changes in the fair value of the security

DoubleLine Infrastructure Income Fund	Fair Value as of 6/30/2019 *	Valuation Techniques	Unobservable Input	Unobservable Input Values (Weighted Average)+	Impact to valuation from an increase to input
Foreign Corporate Bonds	$10,510,043	Market Comparables	Market Quotes	$106.50 ($106.50)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
Asset Backed Obligations	$4,477,833	Market Comparables	Market Quotes	$99.86 ($99.86)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security

* Level 3 securities are typically valued by pricing vendors. The appropriateness of fair values for these securities is monitored on an ongoing basis by the Adviser, which may include back testing, results of vendor due diligence, unchanged price review and consideration of market and/or sector events.

+ Unobservable inputs were weighted by the relative fair value of the instruments.